     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 1998


                                                       REGISTRATION NO. 33-61670
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                         POST-EFFECTIVE AMENDMENT NO. 7

                                       TO

                                    FORM S-6

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                  OF 1933 OF THE SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                            ------------------------

                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
                             (EXACT NAME OF TRUST)

                     ML LIFE INSURANCE COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)

                         100 CHURCH STREET, 11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                            ------------------------

                            BARRY G. SKOLNICK, ESQ.
                    Senior Vice President & General Counsel
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                            ------------------------
                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.

                            KIMBERLY J. SMITH, ESQ.


                        SUTHERLAND, ASBILL & BRENNAN LLP

                          1275 PENNSYLVANIA AVENUE, NW

                           WASHINGTON, DC 20004-2415

                            ------------------------
        It is proposed that this filing will become effective (check appropriate box)
        [ ] immediately upon filing pursuant to paragraph (b)

        [X] on May 1, 1998 pursuant to paragraph (b)

        [ ] 60 days after filing pursuant to paragraph (a)(1)
        [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


     Title of Securities Being Registered: Units of Interest in Variable Universal Life Insurance Contracts.


     Check box if it is proposed that the filing will become effective on (date) at (time) pursuant to Rule 487 [ ]



================================================================================

                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
                     ML LIFE INSURANCE COMPANY OF NEW YORK

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2

N-8B-2 ITEM                          CAPTION IN PROSPECTUS
-----------                          ---------------------
     1            Cover Page
     2            Cover Page
     3            Facts About the Separate Account, the Funds, the Zero Trusts
                    and ML of New York; More About the Separate Account and
                    its Divisions
     4            Facts About the Separate Account, the Funds, the Zero Trusts
                    and ML of New York (ML of New York and MLPF&S); More About
                    the Contract (Selling the Contracts)
     5            Facts About the Separate Account, the Funds, the Zero Trusts
                    and ML of New York (ML of New York and MLPF&S); More About
                    ML Life Insurance Company of New York (State Regulation)
     6            Facts About the Separate Account, the Funds, the Zero Trusts
                    and ML of New York (The Separate Account)
     7            Not Applicable
     8            Experts
     9            More About ML Life Insurance Company of New York (Legal
                    Proceedings)
    10            Summary of the Contract; Facts About the Contract; More
                    About the Contract; More About the Separate Account and
                    its Divisions
    11            Summary of the Contract (The Investment Divisions); Facts
                    About the Separate Account, the Funds, the Zero Trusts and
                    ML of New York; More About the Separate Account and its
                    Divisions (About the Separate Account; The Zero Trusts)
    12            Summary of the Contract (The Investment Divisions); Facts
                    About the Separate Account, the Funds, the Zero Trusts and
                    ML of New York; More About the Separate Account and its
                    Divisions
    13            Summary of the Contract (Loans; Fees and Charges); Facts
                    About the Contract (Charges Deducted from the Investment
                    Base; Contract Loading; Charges to the Separate Account;
                    Guarantee Period; Cash Value; Loans; Partial Withdrawals;
                    Death Benefit Proceeds; Payment of Death Benefit Proceeds;
                    Rights to Cancel or Exchange); More About the Contract
                    (Group or Sponsored Arrangements; ML of New York's Income
                    Taxes); More About the Separate Account and its Divisions
                    (Charges to Fund Assets)
    14            Facts About the Contract (Who May Be Covered; Purchasing a
                    Contract; Additional Payments); More About the Contract
                    (Other Contract Provisions)
    15            Summary of the Contract (Availability and Payments); Facts
                    About the Contract (Purchasing A Contract; Additional
                    Payments); More About the Contract (Income Plans)
    16            Facts About the Separate Account, the Funds, the Zero Trusts
                    and ML of New York; More About the Separate Account and
                    its Divisions
    17            Summary of the Contract (Net Cash Surrender Value; Rights to
                    Cancel ("Free Look" Period) or Exchange; Partial
                    Withdrawals); Facts About the Contract (Cash Value;
                    Partial Withdrawals; Rights to Cancel or Exchange); More
                    About the Contract (Using the Contract; Some
                    Administrative Procedures)
    18            Facts About the Separate Account, the Funds, the Zero Trusts
                    and ML of New York; More About the Separate Account and
                    its Divisions
    19            More About ML Life Insurance Company of New York
    20            Not Applicable

N-8B-2 ITEM                          CAPTION IN PROSPECTUS
-----------                          ---------------------
    21            Summary of the Contract (Loans); Facts About the Contract
                    (Loans)
    22            Not Applicable
    23            Not Applicable
    24            Not Applicable
    25            Facts About the Separate Account, the Funds, the Zero Trusts
                    and ML of New York (ML of New York and MLPF&S); More About
                    ML Life Insurance Company of New York
    26            Not Applicable
    27            Facts About the Separate Account, the Funds, the Zero Trusts
                    and ML of New York (ML of New York and MLPF&S); More About
                    ML Life Insurance Company of New York
    28            More About ML Life Insurance Company of New York (Directors
                    and Executive Officers)
    29            Facts About the Separate Account, the Funds, the Zero Trusts
                    and ML of New York (ML of New York and MLPF&S)
    30            Not Applicable
    31            Not Applicable
    32            Not Applicable
    33            Not Applicable
    34            Not Applicable
    35            Facts About the Separate Account, the Funds, the Zero Trusts
                    and ML of New York (ML of New York and MLPF&S)
    36            Not Applicable
    37            Not Applicable
    38            Facts About the Separate Account, the Funds, the Zero Trusts
                    and ML of New York (ML of New York and MLPF&S); More About
                    the Contract (Selling the Contracts)
    39            Facts About the Separate Account, the Funds, the Zero Trusts
                    and ML of New York (ML of New York and MLPF&S); More About
                    the Contract (Selling the Contracts)
    40            More About Contract (Selling the Contracts)
    41            Facts About the Separate Account, the Funds, the Zero Trusts
                    and ML of New York (ML of New York and MLPF&S); More About
                    the Contract (Selling the Contracts)
    42            Not Applicable
    43            Not Applicable
    44            Facts About the Contract; More About the Contract
    45            Not Applicable
    46            Summary of the Contract; Facts About the Contract (Cash
                    Value; Partial Withdrawals)
    47            Summary of the Contract (The Investment Divisions); Facts
                    About the Separate Account, the Funds, the Zero Trusts and
                    ML of New York; More About the Separate Account and its
                    Divisions
    48            Facts About the Separate Account, the Funds, the Zero Trusts
                    and ML of New York (ML of New York and MLPF&S); More About
                    ML Life Insurance Company of New York (State Regulation)

N-8B-2 ITEM                          CAPTION IN PROSPECTUS
-----------                          ---------------------
    49            Facts About the Separate Account, the Funds, the Zero Trusts
                    and ML of New York; Facts About the Contract (Charges
                    Deducted from the Investment Base; Contract Loading;
                    Charges to the Separate Account); More About the Contract
                    (Selling the Contracts)
    50            Not Applicable
    51            Facts About the Contract; More About the Contract
    52            Facts About the Separate Account, the Funds, the Zero Trusts
                    and ML of New York (More About Separate Account and its
                    Divisions)
    53            More About the Contract (Tax Considerations; ML of New
                    York's Income Taxes)
    54            Not Applicable
    55            Not Applicable
    56            Not Applicable
    57            Not Applicable
    58            Not Applicable
    59            More About ML Life Insurance Company of New York (Financial
                    Statements)

PROSPECTUS

MAY 1, 1998


                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II

               FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE
                       UNIVERSAL LIFE INSURANCE CONTRACT
                                   ISSUED BY
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                   HOME OFFICE: 100 CHURCH STREET, 11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
                         SERVICE CENTER: P.O. BOX 9025
                     SPRINGFIELD, MASSACHUSETTS 01102-9025
                         1414 MAIN STREET, THIRD FLOOR
                     SPRINGFIELD, MASSACHUSETTS 01104-1007
                             PHONE: (800) 831-8172
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus is for a flexible premium joint and last survivor variable universal life insurance contract (the "Contract") offered by ML Life Insurance Company of New York ("ML of New York"), a subsidiary of Merrill Lynch & Co., Inc.


During the first 14 days following the in force date, the initial payment less contract loading will be invested only in the division investing in the Money Reserve Portfolio. After the first 14 days following the in force date, the contract owner may invest in up to any five of the 37 investment divisions of ML of New York Variable Life Separate Account II (the "Separate Account"), the ML of New York separate investment account available under the Contract. The investments available through the investment divisions include ten mutual fund portfolios of the Merrill Lynch Series Fund, Inc.; seven mutual fund portfolios of the Merrill Lynch Variable Series Funds, Inc.; two mutual fund portfolios of the AIM Variable Insurance Funds, Inc.; one mutual fund portfolio of the Alliance Variable Products Series Fund, Inc.; two mutual fund portfolios of the MFS Variable Insurance Trust; and fifteen unit investment trusts in The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities. Currently, the contract owner may change his or her investment allocation as many times as desired.



The Contract provides an estate benefit through life insurance coverage on the lives of two insureds with proceeds payable upon the death of the last surviving insured. The Contract offers two death benefit options. At the election of the contract owner, the death benefit may include the Contract's cash value. Subject to certain conditions, contract owners may purchase additional insurance through an additional insurance rider. Subject to certain conditions, ML of New York guarantees that the coverage will remain in force for the guarantee period. Each payment will extend the guarantee period until such time as the guarantee period is established for the whole of life of the younger insured. During this guarantee period, ML of New York will terminate the Contract only if the debt exceeds certain contract values. After the guarantee period, the Contract will remain in force as long as there is not excessive debt and as long as the cash value is sufficient to cover the charges due. While the Contract is in force, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will generally never be less than the current face amount.


The Contract allows for additional payments. Contract owners may also borrow up to the loan value of the Contract, make partial withdrawals or turn in the Contract for its net cash surrender value. The net cash surrender value will vary with the investment results of the investment divisions chosen. ML of New York does not guarantee any minimum net cash surrender value.

It may not be advantageous to replace existing insurance with the Contract. The Contract may be exchanged for a contract with benefits that do not vary with the investment results of a separate account.

THE PURCHASE OF THIS CONTRACT INVOLVES CERTAIN RISKS. BECAUSE IT IS A VARIABLE LIFE INSURANCE CONTRACT, THE VALUE OF THE CONTRACT REFLECTS THE INVESTMENT PERFORMANCE OF THE SELECTED INVESTMENT OPTIONS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, CONTRACT OWNERS COULD LOSE ALL OR PART OF THE MONEY THEY HAVE INVESTED. ML OF NEW YORK DOES NOT GUARANTEE THE VALUE OF THE CONTRACT. RATHER, CONTRACT OWNERS BEAR ALL INVESTMENT RISKS.

LIFE INSURANCE IS INTENDED TO BE A LONG-TERM INVESTMENT. CONTRACT OWNERS SHOULD EVALUATE THEIR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.

PARTIAL WITHDRAWALS AND SURRENDER OF THE CONTRACT ARE SUBJECT TO TAX, AND IF TAKEN BEFORE THE CONTRACT OWNER ATTAINS AGE 59 1/2 MAY ALSO BE SUBJECT TO A 10% FEDERAL PENALTY TAX. LOANS MAY BE TAXABLE IF THE CONTRACT BECOMES A "MODIFIED ENDOWMENT CONTRACT."

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT MUST BE ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE MERRILL LYNCH SERIES FUND, INC.; THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE AIM VARIABLE INSURANCE FUNDS, INC.; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MFS VARIABLE INSURANCE TRUST; AND THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
IMPORTANT TERMS.............................................       4
SUMMARY OF THE CONTRACT
  Purpose of the Contract...................................       5
  Availability and Payments.................................       5
  CMA(R) Insurance Service..................................       6
  The Investment Divisions..................................       6
  How the Death Benefit Varies..............................       6
  How the Investment Base Varies............................       6
  Net Cash Surrender Value..................................       7
  Illustrations.............................................       7
  Replacement of Existing Coverage..........................       7
  Rights to Cancel ("Free Look" Period) or Exchange.........       7
  How Death Benefit and Cash Value Increases are Taxed......       7
  Loans.....................................................       8
  Partial Withdrawals.......................................       8
  Fees and Charges..........................................       8
FACTS ABOUT THE SEPARATE ACCOUNT, THE FUNDS, THE ZERO TRUSTS
 AND ML OF NEW YORK
  The Separate Account......................................       9
  The Series Fund...........................................       9
  The Variable Series Funds.................................      10
  The AIM V.I. Funds........................................      11
  The Alliance Fund.........................................      12
  The MFS Trust.............................................      12
  Certain Risks of the Funds................................      13
  The Zero Trusts...........................................      13
  ML of New York and MLPF&S.................................      14
FACTS ABOUT THE CONTRACT
  Who May be Covered........................................      14
  Purchasing a Contract.....................................      14
  Additional Insurance Rider................................      15
  Additional Payments.......................................      16
  Effect of Additional Payments.............................      16
  Investment Base...........................................      17
  Charges Deducted from the Investment Base.................      18
  Contract Loading..........................................      19
  Charges to the Separate Account...........................      19
  Charges to Fund Assets....................................      20
  Guarantee Period..........................................      21
  Cash Value................................................      21
  Loans.....................................................      22
  Partial Withdrawals.......................................      23
  Death Benefit Proceeds....................................      24
  Payment of Death Benefit Proceeds.........................      25
  Rights to Cancel or Exchange..............................      25
  Reports to Contract Owners................................      26
MORE ABOUT THE CONTRACT
  Using the Contract........................................      26
  Some Administrative Procedures............................      27
  Other Contract Provisions.................................      28

                                                                PAGE
                                                                ----
  Income Plans..............................................      30
  Group or Sponsored Arrangements...........................      31
  Unisex Legal Considerations for Employers.................      31
  Selling the Contracts.....................................      31
  Tax Considerations........................................      32
  ML of New York's Income Taxes.............................      35
  Reinsurance...............................................      36
MORE ABOUT THE SEPARATE ACCOUNT AND ITS DIVISIONS
  About the Separate Account................................      36
  Changes Within the Account................................      36
  Net Rate of Return for an Investment Division.............      36
  The Funds.................................................      37
  The Zero Trusts...........................................      39
ILLUSTRATIONS
  Illustrations of Death Benefits, Investment Base, Net Cash
     Surrender Values and Accumulated Payments..............      40
EXAMPLES
  Additional Payments.......................................      46
  Partial Withdrawals.......................................      46
  Changing the Death Benefit Option.........................      47
MORE ABOUT ML LIFE INSURANCE COMPANY OF NEW YORK
  Directors and Executive Officers..........................      48
  Services Arrangement......................................      49
  State Regulation..........................................      50
  Year 2000.................................................      50
  Legal Proceedings.........................................      50
  Experts...................................................      50
  Legal Matters.............................................      51
  Registration Statements...................................      51
  Financial Statements......................................      51
  Financial Statements of ML of New York Variable Life
     Separate Account II....................................     S-1
  Financial Statements of ML Life Insurance Company of New
     York...................................................     G-1


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                IMPORTANT TERMS

additional payment: is a payment which may be made after the "free look" period. Additional payments do not require evidence of insurability.

attained age: is, for each insured, the issue age of the insured plus the number of full years since the contract date.

base premium: is the amount equal to the level annual premium necessary for the face amount of the contract to endow at the younger insured's age 100. ML of New York assumes death benefit option 1 is elected and further assumes a 5% annual rate of return on the base premium less contract loading and a maximum cost of insurance charge. Once determined, the base premium will not change.

cash value: is equal to the investment base plus any unearned charges for cost of insurance and rider costs plus any debt less any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year).

cash value corridor factor: is used to determine the amount of death benefit purchased by $1.00 of cash value. ML of New York uses this factor in the calculation of the variable insurance amount to make sure that the Contract always meets the requirements of what constitutes a life insurance contract under the Internal Revenue Code.

contract anniversary:  is the same date of each year as the contract date.

contract date: is used to determine processing dates, contract years and anniversaries. It is usually the business day next following the receipt of the initial payment at the Service Center. It is also referred to as the policy date.

contract loading: is chargeable to all payments for sales load, federal tax and premium tax charges.


death benefit: if option 1 is elected, it is the larger of the face amount or the variable insurance amount; if option 2 is elected, it is the larger of the face amount plus the cash value or the variable insurance amount.


death benefit proceeds: are equal to the death benefit plus the amount of any insurance provided by a rider less any debt.

debt:  is the sum of all outstanding loans on a Contract plus accrued interest.

excess sales load: a portion of the sales load calculated during the first two policy years that may be refunded in the event of surrender during the first two policy years. After policy year two, the excess sales load is zero.

face amount: is the minimum death benefit as long as the Contract remains in force. The face amount will change if a change in death benefit option is made or if a partial withdrawal is taken.

fixed base: is calculated in the same manner as the cash value except that 5% is substituted for the net rate of return, the guaranteed maximum cost of insurance rates and guaranteed maximum rider costs are substituted for current rates and loans and repayments are not taken into account. After the end of the guarantee period, the fixed base is zero.

issue date: is the date that the Contract is issued. The contestable and suicide periods are measured from this date.

guarantee period: is the time guaranteed that the Contract will remain in force regardless of investment experience, unless the debt exceeds certain values. It is the period that a comparable fixed life insurance contract (same face amount, payments made, guaranteed mortality table, contract loading and guaranteed maximum rider costs) would remain in force if credited with 5% interest per year.

in force date: is the date when the underwriting process is complete, the initial payment is received and outstanding contract amendments (if any) are received at the Service Center.


initial payment:  is the payment required to put the Contract into effect.

investment base: is the amount available under a Contract for investment in the Separate Account at any time. A contract owner's investment base is the sum of the amounts invested in each of the selected investment divisions.

investment division:  is any division in the Separate Account.

issue age: is, for each insured, the insured's age as of his or her birthday nearest the contract date.

net amount at risk: is the excess, as of a processing date, of the death benefit (adjusted for interest at an annual rate of 5%) over the cash value, but before the deduction for cost of insurance.

net cash surrender value:  is equal to the cash value less debt.

processing dates: are the contract date and the first day of each contract quarter thereafter. Processing dates are the days when ML of New York deducts certain charges from the investment base.

processing period:  is the period between consecutive processing dates.

target premium:  is equal to 75% of the base premium.

variable insurance amount: is computed daily by multiplying the cash value (plus certain excess sales load during the first 24 months after the Contract is issued) by the cash value corridor factor for the younger insured at his or her attained age.

                            SUMMARY OF THE CONTRACT

PURPOSE OF THE CONTRACT

This flexible premium joint and last survivor variable universal life insurance contract offers a choice of investments and an opportunity for the Contract's investment base, cash value and death benefit to grow based on investment results.

ML of New York does not guarantee that contract values will increase. Depending on the investment results of selected investment divisions, the investment base, cash value and death benefit may increase or decrease on any day. The contract owner bears the investment risk. ML of New York guarantees to keep the Contract in force during the guarantee period subject to the effect of any debt.

Life insurance is not a short term investment. The contract owner should evaluate the need for insurance and the Contract's long term investment potential and risks before purchasing a contract.

AVAILABILITY AND PAYMENTS

The Contract is available in New York. A Contract may be issued for insureds from age 20 through age 85. The minimum initial payment is 75% of the base premium.

ML of New York will not accept an initial payment that provides a guarantee period of less than two years. The guarantee period is the period of time ML of New York guarantees that the Contract will remain in force regardless of investment experience unless the debt exceeds certain values.

ML of New York will issue a Contract only with a face amount (including any additional insurance rider face amount) greater than $750,000.


Contract owners may make additional payments. Contract owners may specify an additional payment amount on the application to be paid on a monthly (for payments from a CMA account only), quarterly, semi-annual, or annual basis. For additional payments not being withdrawn from a CMA account, ML of New York will send reminder notices for such amounts beginning in the second contract year.

CMA(R) INSURANCE SERVICE

Contract owners who subscribe to the Merrill Lynch Cash Management Account(R) financial service ("CMA account") may elect to have their Contract linked to their CMA account electronically. Certain transactions will be reflected in monthly CMA account statements. Payments may be transferred to and from the Contract through a CMA account.

THE INVESTMENT DIVISIONS


During the first 14 days following the in force date, the initial payment less contract loading will be invested in the investment division of the Separate Account investing in the Money Reserve Portfolio. After the first 14 days following the in force date, the contract owner may select up to five of the 37 investment divisions in the Separate Account. (See "Changing the Allocation" on page 17).



Payments are invested in investment divisions of the Separate Account. Ten investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the Merrill Lynch Series Fund, Inc. (the "Series Fund"). Seven investment divisions of the Separate Account invest exclusively in Class A shares of designated mutual fund portfolios of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds"). Two investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the AIM Variable Insurance Funds, Inc. (the "AIM V.I. Funds"). One investment division of the Separate Account invests exclusively in shares of a designated mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"). Two investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the MFS Variable Insurance Trust (the "MFS Trust"). Each mutual fund portfolio has a different investment objective. The other fifteen investment divisions invest in units of designated unit investment trusts in The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Zero Trusts"). The contract owner's payments are not invested directly in the Series Fund, the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, or the MFS Trust (each, a "Fund"; collectively, the "Funds"); or in the Zero Trusts.


HOW THE DEATH BENEFIT VARIES


Contract owners elect a death benefit option on the application. Under option 1, the death benefit equals the larger of the face amount or variable insurance amount. Under option 2, the death benefit equals the larger of the sum of the face amount plus the cash value or the variable insurance amount. Subject to certain conditions, contract owners may change the death benefit option. The death benefit may increase or decrease on any day depending on the investment results of the investment divisions chosen by the contract owner. Death benefit proceeds equal the death benefit reduced by any debt and increased by any rider benefits payable. (See "Death Benefit Proceeds" on page 24.)


HOW THE INVESTMENT BASE VARIES

A Contract's investment base is the amount available for investment at any time. On the contract date (usually the business day next following receipt of the initial payment at the Service Center), the investment base is equal to the initial payment less contract loading and charges for cost of insurance and rider costs. Afterwards, it varies daily based on investment performance of the investment divisions chosen. The contract owner bears the risk of poor investment performance and receives the benefit of favorable investment performance. Contract owners may wish to consider

---------------

Cash Management Account and CMA are registered trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated.

diversifying their investment in the Contract by allocating the investment base to two or more investment divisions.

NET CASH SURRENDER VALUE


Contract owners may surrender their Contracts at any time and receive the net cash surrender value. The net cash surrender value varies daily based on investment performance of the investment divisions chosen. ML of New York doesn't guarantee any minimum net cash surrender value. If the Contract is surrendered within 24 months after issue, the contract owner will receive certain excess sales load. (See "Contract Loading -- Excess Sales Load" on page 19.)


ILLUSTRATIONS

Illustrations in this Prospectus or used in connection with the purchase of the Contract are based on hypothetical investment rates of return. These rates are not guaranteed. They are illustrative only and should not be deemed a representation of past or future performance. Actual rates of return may be more or less than those reflected in the illustrations and, therefore, actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE

Before purchasing a Contract, the contract owner should ask his or her Merrill Lynch registered representative if changing, or adding to, current insurance coverage would be advantageous. Generally, it is not advisable to purchase another contract as a replacement for existing coverage. In particular, replacement should be carefully considered if the decision to replace existing coverage is based solely on a comparison of contract illustrations.

RIGHTS TO CANCEL ("FREE LOOK" PERIOD) OR EXCHANGE

Once the contract owner receives the Contract, he or she should review it carefully to make sure it is what he or she intended to purchase. A Contract may be returned for a refund within the later of ten days after the contract owner receives it, 45 days after the contract owner completes the application, or ten days after ML of New York mails or personally delivers the Notice of Withdrawal Right to the contract owner. If the Contract is returned during the "free look" period, ML of New York will refund the initial payment without interest.


Once the Contract is issued, a contract owner may also exchange the Contract for a contract with benefits that do not vary with the investment results of a separate account. (See "Exchanging the Contract" on page 26.)


HOW DEATH BENEFIT AND CASH VALUE INCREASES ARE TAXED

Under current federal tax law, life insurance contracts receive tax-favored treatment. The death benefit is generally excludable from the beneficiary's gross income for federal income tax purposes, according to Section 101(a)(1) of the Internal Revenue Code. An owner of a life insurance contract is not taxed on any increase in the cash value while the contract remains in force.

If the Contract is a modified endowment contract under federal tax law, certain distributions made during either insured's lifetime, such as loans, partial withdrawals, collateral assignments, capitalized interest, and complete surrenders, are includable in gross income on an income-first basis. A 10% penalty tax may also be imposed on distributions made before the contract owner attains age 59 1/2. Contracts that are not modified endowment contracts under federal tax law receive preferential tax treatment with respect to certain distributions.


For a discussion of the tax issues associated with this Contract, see "Tax Considerations" on page 32.

LOANS


Contract owners may borrow up to the loan value of their Contracts, which is 90% of the cash value. The maximum loan amount that may be borrowed at any time is the difference between the loan value and debt. (See "Loans" on page 22.)



Debt is deducted from the amount payable on surrender of the Contract and is also subtracted from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS CAPITALIZED AND ADDED TO THE OUTSTANDING LOAN AMOUNT. If the Contract is a modified endowment contract, the amount of capitalized interest will be treated as a taxable distribution. Depending upon investment performance of the divisions and the amounts borrowed, loans may cause a Contract to lapse. If the Contract lapses with a loan outstanding, adverse tax consequences may result. Policy debt is considered part of total cash value which is used to calculate gain. (See "Tax Considerations -- Tax Treatment of Loans and Other Distributions" on page 33.)


PARTIAL WITHDRAWALS

Contract owners may make partial withdrawals beginning in contract year sixteen, subject to certain conditions. (See "Partial Withdrawals" on page 23.)

FEES AND CHARGES

Contract Loading. ML of New York deducts certain charges from all payments before they are invested in the investment divisions. These charges are:

     - Sales load equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter.

     - State and local premium tax charge of 2% of each payment.

     - A charge for federal taxes of 1.25% of each payment.

(See "Contract Loading" on page 18.)

Investment Base Charges. ML of New York deducts certain charges from the investment base. The charges deducted are:

     - On the contract date and on all processing dates after the contract date, ML of New York makes deductions for cost of insurance (see "Cost of Insurance" on page 18) and any rider costs (see "Additional Insurance Rider" on page 15).

     - On each contract anniversary, ML of New York makes deductions for the net loan cost if there has been any debt during the prior year. It equals a maximum of 2% of the debt per year.

Separate Account Charges. There are certain charges deducted daily from the investment results of the investment divisions in the Separate Account. These charges are:

     - an asset charge designed to cover mortality and expense risks deducted from all investment divisions which is equivalent to .90% annually at the beginning of the year; and

     - a trust charge deducted from only those investment divisions investing in the Zero Trusts, which is currently equivalent to .34% annually at the beginning of the year and will never exceed .50% annually.


Advisory Fees. The portfolios in the Funds pay monthly advisory fees and other expenses. (See "Charges to Fund Assets" on page 20.)


This summary is intended to provide only a very brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and in the Contract. The Contract together with its attached applications, medical exam(s), amendments, riders and endorsements constitutes the entire agreement between the contract owner and ML of New York and should be retained.

For the definition of certain terms used in this Prospectus, see "Important Terms" on page 4.

                  FACTS ABOUT THE SEPARATE ACCOUNT, THE FUNDS,
                       THE ZERO TRUSTS AND ML OF NEW YORK

THE SEPARATE ACCOUNT

The Separate Account is a separate investment account established by ML of New York on December 4, 1991. It is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. It meets the definition of a separate account under the federal securities laws. The Separate Account is used to support the Contract as well as to support other variable life insurance contracts issued by ML of New York.

ML of New York owns all of the assets in the Separate Account. The assets of the Separate Account are kept separate from ML of New York's general account and any other separate accounts it may have. New York insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business ML of New York conducts.

Obligations to contract owners and beneficiaries that arise under the Contract are obligations of ML of New York. Income, gains, and losses, whether or not realized, from assets allocated are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of ML of New York. As required, the assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the assets exceed the required reserves and other Contract liabilities (which will always be at least equal to the aggregate contract value allocated to the Separate Account under the Contracts), ML of New York may transfer the excess to its general account.


There are currently 37 investment divisions in the Separate Account. Ten invest in shares of a specific portfolio of the Series Fund. Seven invest in Class A shares of a specific portfolio of the Variable Series Funds. Two invest in shares of a specific portfolio of the AIM V.I. Funds. One invests in shares of a specific portfolio of the Alliance Fund. Two invest in shares of a specific portfolio of the MFS Trust. Fifteen invest in units of a specific Zero Trust. Complete information about the Funds and the Zero Trusts, including the risks associated with each portfolio (including specific risks associated with investment in the High Yield Portfolio of the Series Fund) can be found in the accompanying prospectuses. They should be read in conjunction with this Prospectus.



The investment objectives and policies of certain of the underlying portfolios may be similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the underlying portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the underlying portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager.


THE SERIES FUND


The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Asset Management, L.P. ("MLAM"). All of its ten mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the Series Fund portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.


Money Reserve Portfolio seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities.

Intermediate Government Bond Portfolio seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio will invest in such securities with a maximum maturity of 15 years.



Long-Term Corporate Bond Portfolio primarily seeks to provide as high a level of current income as is believed to be consistent with prudent investment risk. In addition, the Portfolio seeks the preservation of capital. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 80% of the value of its total assets in debt securities that have a rating within the three highest grades of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").



High Yield Portfolio primarily seeks as high a level of current income as is believed to be consistent with prudent management. Secondarily, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective, by investing principally in fixed income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").


Capital Stock Portfolio seeks long-term growth of capital and income, plus moderate current income. It generally invests in equity securities considered to be of good or improving quality or considered to be undervalued based on criteria such as historical price/book value and price/earnings ratios.

Growth Stock Portfolio seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of aggressive growth companies considered to have special investment value.

Multiple Strategy Portfolio seeks a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities, intermediate and long-term debt securities and money market securities.

Natural Resources Portfolio seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

Global Strategy Portfolio seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.

Balanced Portfolio seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities.


MLAM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Series Fund Assets" on page 20.)


THE VARIABLE SERIES FUNDS


The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLAM. Seven of its 18 mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the seven available Variable Series Funds portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.



Basic Value Focus Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.

Global Bond Focus Fund (formerly the World Income Focus Fund) seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness.


Global Utility Focus Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLAM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.



International Equity Focus Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities, of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries.


Developing Capital Markets Focus Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.


Special Value Focus Fund (formerly the Equity Growth Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities.


Index 500 Fund seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").


The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets" on page 20.)


THE AIM V.I. FUNDS

The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end, series, management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the two available AIM V.I. Funds portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.


AIM V.I. Capital Appreciation Fund seeks to provide capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. The portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings with excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.


AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective. The investment division corresponding to this Fund should not be selected by contract owners who seek income as their primary investment objective.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, is a wholly owned subsidiary of A I M Management Group Inc., a holding company engaged in the financial services business and an indirect wholly owned subsidiary of AMVESCAP PLC. AIM is a registered adviser under the Investment Advisers Act of 1940. AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 50 investment company portfolios (including the AIM V.I. Funds) encompassing a broad range of investment objectives. The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Charges to Fund Assets" on page 20.)


THE ALLIANCE FUND

The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). One of its mutual fund portfolios is currently available through the Separate Account. The investment objective of the available Alliance Fund portfolio is described below. There is no guarantee that this portfolio will be able to meet its investment objective.

Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value.


Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, is a registered adviser under the Investment Advisers Act of 1940. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly-owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Charges to Fund Assets" on page 20.)


THE MFS TRUST

The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the available MFS Trust portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.

MFS Emerging Growth Series seeks to provide long-term growth of capital by investing primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies. Emerging growth companies include companies that MFS believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to the Fund's objective of long-term growth of capital.

MFS Research Series seeks to provide long-term growth of capital and future income. The portfolio securities of the MFS Research Series are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by the Adviser but also by MFS International (U.K.) Limited, a wholly-owned subsidiary of MFS. The Series' assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Series' investment objective within their assigned industry responsibility.

MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.), which, in turn, is a wholly-owned subsidiary of Sun Life Assurance

Company of Canada, and is a registered adviser under the Investment Advisers Act of 1940. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Charges to Fund Assets" on page 20.)


CERTAIN RISKS OF THE FUNDS

Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets Focus and International Equity Focus Funds of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets Focus Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest, and will rely on the investment adviser's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.

In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Contracts' federal tax status will not be adversely affected as a result.


In selecting investments for the AIM V.I. Capital Appreciation Fund, AIM is particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by this portfolio may fluctuate widely. Any income received from securities held by the portfolio will be incidental, and a contract owner should not consider a purchase of shares of the portfolio as equivalent to a complete investment program.


For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.


Investment in these portfolios entails relatively greater risk of loss of income or principal. In addition, as described in the accompanying prospectus for the portfolios, many portfolios should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. It may not be appropriate to allocate all payments and investment base to a single investment division.


THE ZERO TRUSTS

The Zero Trusts was formed to provide safety of capital and a high yield to maturity. It seeks this through U.S. Government-backed investments which make no periodic interest payments and, therefore, are purchased at a deep discount. When held to maturity the investments should receive approximately a fixed yield. The value of Zero Trust units before maturity varies more than it would if the Zero Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Zero Trust portfolios consist mainly of:

     - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;

     - coupons stripped from U.S. debt obligations; and

     - receipts and certificates for such stripped debt obligations and coupons.


The Zero Trusts currently available have maturity dates in years 1999 through 2011, 2013 and 2014.


Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Zero Trusts. The sponsor will sell units of the Zero Trusts to the Separate Account and has agreed to repurchase units when ML of New York needs to sell them to pay benefits and make reallocations. ML of New York pays the sponsor a fee for these transactions and is reimbursed through the trust charge assessed to the divisions investing in the Zero Trusts. (See "Charges to Divisions Investing in the Zero Trusts" on page 19.)

ML OF NEW YORK AND MLPF&S

ML of New York is a stock life insurance company organized under the laws of the State of New York in 1973. It is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ML of New York is authorized to sell life insurance and annuities in 9 states. It is also authorized to sell variable life insurance and variable annuities in certain of those jurisdictions.

MLPF&S is a wholly owned subsidiary of Merrill Lynch & Co., Inc. and provides a broad range of securities brokerage and investment banking services in the United States. It provides marketing services for ML of New York and is the principal underwriter of the Contracts issued through the Separate Account. ML of New York retains MLPF&S to provide services relating to the Contracts under a distribution agreement. (See "Selling the Contracts" on page 31.)

                            FACTS ABOUT THE CONTRACT

WHO MAY BE COVERED

The Contract is available in New York. ML of New York will issue a Contract on the lives of two insureds provided the relationship among the applicant and the insureds meets ML of New York's insurable interest requirements and provided neither insured is over age 85 or under age 20. The insureds' issue ages will be determined using their ages as of their birthdays nearest the contract date. The insureds must also meet ML of New York's medical and other underwriting requirements, which will include undergoing a medical examination.

ML of New York assigns insureds to underwriting classes which determine the current cost of insurance rates used in calculating cost of insurance deductions. Contracts may be issued on insureds in standard, non-smoker or preferred non-smoker underwriting classes. Contracts may also be issued on insureds in a substandard underwriting class. For a discussion of the effect of underwriting classification on deductions for cost of insurance, see "Cost of Insurance" on page 18.

PURCHASING A CONTRACT

To purchase a Contract, the contract owner must complete an application and make a payment. The payment is required to put the Contract into effect. In the application, the contract owner selects the face amount of the Contract. The amount of the minimum initial payment for a given Contract depends on the face amount selected and the issue age, sex and underwriting class of each of the insureds. The minimum initial payment for any Contract is 75% of the base premium. ML of New York will not accept an initial payment for a specified face amount that will provide a guarantee period of less than two years. (See "Selecting the Initial Face Amount" and "Initial Guarantee Period" on page 15.) ML of New York also will not accept an initial payment that would cause the Contract to fail to qualify as life insurance under federal tax law as interpreted by ML of New York.

Insurance coverage generally begins as of the contract date, which is usually the next business day following receipt of the initial payment at ML of New York's Service Center. Temporary life insurance coverage may be provided prior to the contract date under the terms of a temporary insurance agreement. In accordance with ML of New York's underwriting rules, temporary life insurance coverage may not exceed $300,000 and may not be in effect for more than 90 days. As provided for under state insurance law, the contract owner, to preserve insurance age, may be permitted to backdate the Contract. In no case may the contract date be more than six months prior to the date the application was completed. Charges for cost of insurance and rider costs for the backdated period are deducted on the contract date.


If ML of New York determines that, based on the contract owner's initial payment and face amount, the Contract will be a modified endowment contract, ML of New York will issue the Contract provided the contract owner signs a statement acknowledging that the Contract is a modified endowment contract or agrees either to reduce the initial payment or to increase the face amount to a level at which the Contract will not be a modified endowment contract. For a discussion of the tax consequences of purchasing a modified endowment contract, see "Tax Considerations" on page 32.


Selecting the Initial Face Amount. The minimum initial face amount (excluding any additional insurance rider face amount) is $250,000 or that face amount which generates a $4,000 base premium, if larger. ML of New York will issue a Contract only with a face amount (including any additional insurance rider face amount) greater than $750,000. The maximum face amount that may be specified for a given initial payment is the amount which will provide an initial guarantee period of at least two years. For the same initial payment amount, the larger the face amount requested, the shorter the guarantee period. The initial face amount will change if the contract owner changes the death benefit option or takes a partial withdrawal. Subject to certain conditions, the contract owner may purchase additional insurance coverage through an additional insurance rider. (See "Additional Insurance Rider" below.)

Initial Guarantee Period. The initial guarantee period for a Contract will be determined by the initial payment, face amount and any additional insurance rider face amount. The guarantee period will be adjusted each time an additional payment is made, when a partial withdrawal is taken, when a death benefit option change results in a change in face amount, and when the additional insurance rider face amount is increased or decreased.

The guarantee period is the period of time ML of New York guarantees that the Contract will remain in force regardless of investment experience unless the debt exceeds certain values. The guarantee period is based on the guaranteed maximum cost of insurance rates in the Contract, guaranteed maximum rider costs (if an additional insurance rider is elected), the contract loading and a 5% interest assumption. This means that for a given initial payment and face amount, different joint insureds will have different guarantee periods depending on the age, sex and underwriting class of each of the insureds. For example, older joint insureds will have a shorter guarantee period than younger joint insureds in the same underwriting classes.

The maximum guarantee period is for the whole of life of the younger insured.

ADDITIONAL INSURANCE RIDER

The contract owner may purchase additional insurance coverage payable to the beneficiary on the death of the last surviving insured. Additional insurance coverage may be purchased through an additional insurance rider when the Contract is purchased. Under ML of New York's current procedures, the maximum additional insurance rider face amount at the time the Contract is purchased is three times the face amount of the Contract. The rider can also be added on any contract anniversary thereafter, as long as an application is completed, satisfactory evidence of insurability of both insureds is provided, and at least one insured has not attained the age of 69. The minimum additional insurance rider face amount at any time is $100,000. A cost of insurance charge for the rider ("rider charge") will be deducted from the Contract's investment base on each processing date. The rider charge will be based on the same cost of insurance rates as the Contract.

(See "Cost of Insurance" on page 18.) Because insurance coverage through an additional insurance rider is purchased through deductions from the Contract's investment base that are not taken into account in determining the base premium, there is no additional contract loading associated with this coverage.

The additional insurance rider and all charges associated with the rider will terminate upon the younger insured attaining age 70. At that time, all additional insurance coverage will terminate.

Once each year, the additional insurance rider face amount may be increased (subject to evidence of insurability for both insureds) or decreased (after the seventh contract anniversary); however, any change in the additional insurance rider face amount must be at least $100,000. The effective date of the change will be the contract anniversary next following underwriting approval of the change. As of the effective date of the increase or decrease in the additional insurance rider face amount, ML of New York uses the existing fixed base and the face amount of the Contract plus the new additional insurance rider face amount to calculate a new guarantee period. A decrease in the additional insurance rider face amount will increase the guarantee period. An increase in the additional insurance rider face amount will decrease the guarantee period. An increase will not be allowed on the first contract anniversary if the face amount of the Contract plus the new rider face amount provide a guarantee period of less than one year from the effective date of the increase.


A decrease in the additional insurance rider face amount can cause a Contract which is not a modified endowment contract to become a modified endowment contract. In such a case, ML of New York will not process the decrease until the contract owner confirms in writing his or her intent to convert the Contract to a modified endowment contract. For a discussion of the tax consequences of increasing or decreasing the additional insurance rider face amount, see "Tax Considerations" on page 32.


ADDITIONAL PAYMENTS


After the "free look" period, contract owners may make additional payments while the insured is living. Additional payments must be submitted with an additional payment form. The minimum ML of New York will accept for these payments is $100. For Contracts that are not modified endowment contracts, making an additional payment may cause them to become modified endowment contracts. (See "Tax Considerations" on page 32.) ML of New York will return that portion of any additional payment beyond that necessary to extend the guarantee period to the whole of life of the younger insured. ML of New York will also return that portion of any additional payment that would cause the Contract to fail to qualify as life insurance under federal tax law as interpreted by ML of New York.



Contract owners may specify an additional payment amount on the application to be paid on a monthly (for payments from a CMA account only), quarterly, semi-annual or annual basis. For additional payments not being withdrawn from a CMA account, ML of New York will send the contract owner reminder notices. If a contract owner has the CMA Insurance Service, such additional payments may be withdrawn automatically from his or her CMA account and transferred to his or her Contract. The withdrawals will continue under the selected plan until ML of New York is notified otherwise.


EFFECT OF ADDITIONAL PAYMENTS

Generally, any additional payments will be accepted the day they are received at the Service Center. However, if acceptance of any portion of the payment would cause a Contract which is not a modified endowment contract to become a modified endowment contract, to the extent feasible, ML of New York will not accept that portion of the payment unless the contract owner confirms in writing his or her intent to convert the Contract to a modified endowment contract. ML of New York may return that portion of the payment pending receipt of instructions from the contract owner.

On the date ML of New York receives and accepts an additional payment, ML of New York will:

     - increase the Contract's investment base by the amount of the payment less contract loading applicable to the payment;

     - reflect the payment in the calculation of the variable insurance amount (see "Variable Insurance Amount" on page 24); and

     - increase the fixed base by the amount of the payment less contract loading applicable to the payment (see "The Contract's Fixed Base" on page 21).

As of the processing date on or next following receipt and acceptance of an additional payment, ML of New York will increase the guarantee period if the guarantee period prior to receipt and acceptance of an additional payment is less than for the whole of life of the younger insured.


ML of New York will determine the increase in the guarantee period by taking the immediate increase in the cash value resulting from the additional payment and adding to that interest at the annual rate of 5% for the period from the date ML of New York receives and accepts the payment to the contract processing date on or next following such date. This is the guarantee adjustment amount. The guarantee adjustment amount is added to the fixed base and the resulting new fixed base is used to calculate a new guarantee period. For a discussion of the effect of additional payments on a Contract's guarantee period, see "Additional Payments" in the Examples on page 46.



If any excess sales load has been applied to keep the Contract in force, any additional payment, less contract loading, will first be applied to recover such excess sales load (see "Excess Sales Load" on page 19). Next, unless specified otherwise, if there is any debt, any payment made will be applied as a loan repayment, with any excess applied as an additional payment. (See "Loans" on page 22.)


INVESTMENT BASE

A Contract's investment base is the amount available for investment at any time. It is the sum of the amounts invested in each of the investment divisions. On the contract date, the investment base equals the initial payment less contract loading and charges for cost of insurance and rider costs. ML of New York adjusts the investment base daily to reflect the investment performance of the investment divisions the contract owner has selected. (See "Net Rate of Return for an Investment Division" on page 36.) The investment performance reflects the deduction of Separate Account charges. (See "Charges to the Separate Account" on page 19.)


Partial withdrawals, loans and deductions for cost of insurance, rider costs and net loan cost decrease the investment base. (See "Charges Deducted from the Investment Base" on page 18, "Partial Withdrawals" on page 23 and "Loans" on page 22.) Loan repayments and additional payments increase it. Contract owners may elect from which investment divisions loans and partial withdrawals are taken and to which investment divisions repayments and additional payments are added. If an election is not made, ML of New York will allocate increases and decreases proportionately to the contract owner's investment base as then allocated in the investment divisions.



Initial Investment Allocation and Preallocation. Through the first 14 days following the in force date, the initial payment less contract loading will remain in the Money Reserve Portfolio. Thereafter, the investment base will be reallocated to the investment divisions selected by the contract owner on the application, if different. The contract owner may invest in up to five of the 37 investment divisions in the Separate Account.



Changing the Allocation. After the first 14 days following the in force date, a contract owner's investment base may be invested in up to five investment divisions at any one time. Currently, investment allocations may be changed as often as desired. ML of New York reserves the right to charge up to $25 for each change in excess of six each year. In order to change their investment base allocation, contract owners must call or write to the Service Center. (See "Some Administrative Procedures" on page 27.)

Zero Trust Allocations. ML of New York will notify contract owners 30 days before a Zero Trust in which they have invested matures. Contract owners must notify ML of New York by calling or writing at least seven days before the maturity date how to reinvest their funds in the division investing in that Zero Trust. If ML of New York is not notified, it will move the contract owner's investment base in that division to the investment division investing in the Money Reserve Portfolio.

Units of a specific Zero Trust may no longer be available when a request for allocation is received. Should this occur, ML of New York will attempt to notify the contract owner immediately so that the request can be changed.

Allocation to the Division Investing in the Natural Resources Portfolio. ML of New York and the Separate Account reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES DEDUCTED FROM THE INVESTMENT BASE


ML of New York deducts the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the contract loading may not fully cover all of the sales and distribution expenses actually incurred by ML of New York, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.


The charges described below are deducted pro-rata from the investment base on processing dates.

Cost of Insurance. ML of New York deducts the cost of insurance from the investment base on the contract date and on each processing date thereafter. This charge compensates ML of New York for the cost of providing life insurance coverage for the insureds. It is based on the underwriting class, sex and attained age of each insured and the Contract's net amount at risk.

To determine the cost of insurance, ML of New York multiplies the current cost of insurance rate by the Contract's net amount at risk. The net amount at risk is the difference, as of a processing date, between the death benefit (adjusted for interest at an annual rate of 5%) and the cash value, but before the deduction for cost of insurance.

Current cost of insurance rates may be equal to or less than the guaranteed cost of insurance rates depending on the underwriting class, sex and attained age of each insured. Current cost of insurance rates are lower for insureds in a preferred non-smoker underwriting class than for insureds of the same age in a non-smoker underwriting class and are lower for insureds in a non-smoker underwriting class than for insureds of the same age and sex in a standard underwriting class.

ML of New York guarantees that the current cost of insurance rates will never exceed the maximum guaranteed rates shown in the Contract. The maximum guaranteed rates for Contracts (other than those issued on a substandard basis) do not exceed the rates based on the 1980 Commissioners Standard Ordinary Mortality Table (CSO Table). ML of New York may use rates that are equal to or less than these rates, but never greater. The maximum rates for Contracts issued on a substandard basis are based on a multiple of the 1980 CSO Table. Any change in the cost of insurance rates will apply to all joint insureds of the same age, sex and underwriting class whose Contracts have been in force for the same length of time.


Net Loan Cost.  The net loan cost is explained under "Loans" on page 22.


Rider Charges. Rider charges are deducted on the contract date and on each processing date thereafter. These charges are explained under "Additional Insurance Rider" on page 15.

CONTRACT LOADING

Chargeable to each payment is an amount called the contract loading. The contract loading equals 49.5% of each payment made until cumulative payments have been made in an amount equal to two base premiums, and 4.5% of each payment thereafter. This charge consists of a sales load, a charge for federal taxes and a state and local premium tax charge.


The sales load, equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter, compensates ML of New York for sales expenses and the costs for underwriting and issuing the Contract. The sales load may be reduced in certain group or sponsored arrangements as described on page 31.


The charge for federal taxes is equal to 1.25% of each payment.

The state and local premium tax charge is equal to 2% of each payment.

Excess Sales Load. Excess sales load is equal to any sales load deducted from the first two base premiums in excess of 30% of premiums paid up to an amount equal to the first base premium, and then 10% of the premiums paid up to an amount equal to the second base premium. It is calculated and applied in the following situations only during the first 24 months after the Contract is issued:

     - It is refunded if the Contract is surrendered during the first 24 months after issue.

     - It is added to the cash value so as to keep the Contract in force if debt exceeds the larger of (i) cash value plus any excess sales load not previously applied to keep the Contract in force and (ii) the fixed base during the first 24 months after issue.

     - It is added to the cash value in determining the variable insurance amount during the first 24 months after issue.

CHARGES TO THE SEPARATE ACCOUNT

Each day ML of New York deducts an asset charge from each division of the Separate Account. The total amount of this charge is computed at .90% annually at the beginning of the year. Of this amount, .75% is for

     - the risk assumed by ML of New York that insureds as a group will live for a shorter time than actuarial tables predict. As a result, ML of New York would be paying more in death benefits than planned; and

     - the risk assumed by ML of New York that it will cost more to issue and administer the Contracts than expected.

The remaining amount, .15%, is for

     - the risk assumed by ML of New York with respect to potentially unfavorable investment results. This risk is that the Contract's cash value cannot cover the charges due during the guarantee period.


If the asset charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, ML of New York will bear the loss. If the charge exceeds the actual expenses, the excess will be added to ML of New York's profit and may be used to finance distribution expenses. The total asset charge may not be increased.


Charges to Divisions Investing in the Zero Trusts. ML of New York assesses a daily trust charge against the assets of each division investing in the Zero Trusts. This charge reimburses ML of New York for the transaction charge paid to MLPF&S when units are sold to the Separate Account.

The trust charge is currently equivalent to .34% annually at the beginning of the year. It may be increased, but will not exceed .50% annually at the beginning of the year. The charge is based on cost (taking into account loss of interest) with no expected profit.

Tax Charges. ML of New York has the right under the Contract to impose a charge against Separate Account assets for any taxes imposed on the Separate Account's investment earnings. (See "ML of New York's Income Taxes" on page 35.)

CHARGES TO FUND ASSETS

Charges to Series Fund Assets. The Series Fund incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of:

     - .50% of the first $250 million of the aggregate average daily net assets of the Series Fund;

     - .45% of the next $50 million of such assets;

     - .40% of the next $100 million of such assets;

     - .35% of the next $400 million of such assets; and

     - .30% of such assets over $800 million.

One or more of the insurance companies investing in the Series Fund has agreed to reimburse the Series Fund so that the ordinary expenses of each portfolio (which include the monthly advisory fee) do not exceed .50% of the portfolio's average daily net assets. These companies have also agreed to reimburse MLAM for any amounts it pays under the investment advisory agreement, as described below. These reimbursement obligations will remain in effect so long as the advisory agreement remains in effect and cannot be amended or terminated without Series Fund approval.


Charges to Variable Series Funds Assets. The Variable Series Funds incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of .60% of the average daily net assets of the Basic Value Focus Fund, Global Bond Focus Fund and Global Utility Focus Fund. This fee equals an annual rate of .30%, .75%, 1.00% and .75% of the average daily net assets of the Index 500 Fund, the International Equity Focus Fund, the Developing Capital Markets Focus Fund, and the Special Value Focus Fund, respectively.



MLAM and Merrill Lynch Life Agency, Inc. have entered into agreements which limit the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each fund in a given year to 1.25% of its average daily net assets. These reimbursement agreements provide that any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the fund by MLAM which, in turn, will be reimbursed by Merrill Lynch Life Agency, Inc.



Charges to AIM V.I. Funds Assets. The AIM V.I. Funds incurs operating expenses and pays a monthly advisory fee to AIM, which serves as the investment adviser to each fund of the AIM V.I. Funds. As the investment adviser, AIM receives from the AIM V.I. Capital Appreciation Fund and the AIM V.I. Value Fund an advisory fee at an annual rate of .65% of the first $250 million of each fund's average daily net assets and .60% of each fund's average daily net assets in excess of $250 million.



Effective May 1, 1998, the AIM V.I. Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently the fee only applies to the average net asset value of each fund in excess of the net asset value of each fund as calculated on April 30, 1998.


Charges to Alliance Fund Assets. The Alliance Fund incurs operating expenses and pays a monthly advisory fee to Alliance, which serves as the investment adviser to each fund of the Alliance Fund. As the investment adviser, Alliance receives from the Alliance Premier Growth Portfolio an advisory fee at an annual rate of 1.00% of the fund's average daily net assets.


Charges to MFS Trust Assets. The MFS Trust incurs operating expenses and pays a monthly advisory fee to MFS, which serves as the investment adviser to each of the funds of MFS Trust. As the investment adviser, MFS receives from the MFS Emerging Growth Series and MFS Research Series an advisory fee, computed and paid monthly, at an annual rate of .75% of the average daily net assets of the respective fund.


GUARANTEE PERIOD



ML of New York guarantees that the Contract will stay in force for the guarantee period unless the debt exceeds certain contract values. (See "Loans" on page 22.) Additional payments will extend the guarantee period until such time as it is guaranteed for the whole of life of the younger insured. The guarantee period will be affected by partial withdrawals, by changes in death benefit options and by increases and decreases in the face amount of the additional insurance rider. A reserve is held in ML of New York's general account to support this guarantee.



When the Guarantee Period is Less Than for Life. After the end of the guarantee period, ML of New York may cancel the Contract if the cash value plus certain excess sales load on a processing date is insufficient to cover charges due on that date. (See "Charges Deducted from the Investment Base" and "Contract Loading -- Excess Sales Load" on page 19.)


ML of New York will notify the contract owner at the owner's last known address before cancelling the Contract. The contract owner will then have 61 days to pay an amount which, after deducting contract loading, equals at least three times the charges that were due (and not deducted) on the processing date when the cash value was determined to be insufficient, plus any excess sales load previously applied to keep the Contract in force. If this amount is paid, ML of New York will deduct the charges due on the processing date and apply the balance to investment base. ML of New York will cancel the Contract at the end of this grace period if payment has not yet been received. At that time, ML of New York will deduct any charges for cost of insurance and rider costs that were applicable to the grace period and refund any unearned charges for cost of insurance, rider costs and any excess sales load not previously applied to keep the Contract in force.

If ML of New York cancels a Contract, it may be reinstated while both insureds are still living if:

     - the reinstatement is requested within three years after the end of the grace period;

     - ML of New York receives satisfactory evidence of the insureds' insurability; and

     - the reinstatement payment is made. The reinstatement payment is the minimum payment for which ML of New York would then issue a Contract for the minimum guarantee period with the same face amount as the original Contract, based on the insureds' attained ages and underwriting classes as of the effective date of the reinstated Contract.

A reinstated Contract will be effective on the processing date on or next following the date the reinstatement application is approved.

The Contract's Fixed Base. On the contract date, the fixed base equals the cash value. From then on, the fixed base is calculated in the same manner as the cash value except that the calculation substitutes 5% for the net rate of return, the guaranteed maximum cost of insurance rates and the guaranteed maximum rider costs are substituted for the current rates and it is calculated as though there had been no loans or repayments. The fixed base is equivalent to the cash value for a comparable fixed benefit contract with the same face amount and guarantee period. After the end of the guarantee period the fixed base is zero. The fixed base is used to limit ML of New York's right to cancel the Contract during the guarantee period.

Automatic Adjustment. On any contract anniversary, if the cash value is greater than the fixed base necessary to cause the guarantee period to equal the whole of life of the younger insured, the guarantee period will be extended to the whole of life of the younger insured.

CASH VALUE

A Contract's cash value fluctuates daily with the investment results of the investment divisions selected. ML of New York does not guarantee any minimum cash value. The cash value on any date equals the total investment base plus debt plus unearned charges for cost of insurance and rider costs less any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year).

Cancelling the Contract. A contract owner may cancel the Contract at any time while either insured is living. The request must be in writing in a form satisfactory to ML of New York. All rights to death benefits will end on the date the written request is sent to ML of New York.


The contract owner will then receive the net cash surrender value. The contract owner may elect to receive this amount either in a single payment or under one or more income plans described on page 30. The net cash surrender value will be determined as of the date of receipt of the written request at the Service Center.



If the Contract is cancelled during the first 24 months after the issue date of the Contract, excess sales load will be refunded except to the extent previously applied to keep the Contract in force. (See "Contract Loading -- Excess Sales Load" on page 19.)


LOANS

Contract owners may use the Contract as collateral to borrow funds from ML of New York. The minimum loan is $200. Contract owners may repay all or part of the loan at any time during either insured's lifetime. Each repayment must be for at least $200 or the amount of the debt, if less. If any excess sales load was previously applied to keep the Contract in force, any loan repayment will first be applied to repay such excess sales load.

When a loan is taken, ML of New York transfers a portion of the contract owner's investment base equal to the amount borrowed out of the investment divisions and holds it as collateral in its general account. When a loan repayment is made, ML of New York transfers an amount equal to the repayment from the general account to the investment divisions. The contract owner may select from which divisions borrowed amounts should be taken and which divisions should receive repayments (including interest payments). Otherwise, ML of New York will take the borrowed amounts proportionately from and make repayments proportionately to the contract owner's investment base as then allocated in the investment divisions.

If a contract owner has the CMA Insurance Service, loans may be transferred to and loan repayments transferred from his or her CMA account.

Effect on Death Benefit and Cash Value. Whether or not a loan is repaid, taking a loan will have a permanent effect on a Contract's cash value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash value may be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash value will be lower, as may be the death benefit. In that case, the lower cash value may cause the Contract to lapse sooner than if no loan had been taken.

Loan Value. The loan value of a Contract equals 90% of its cash value. The sum of all outstanding loan amounts plus accrued interest is called debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the debt.


Interest. While a loan is outstanding, ML of New York may charge interest at a maximum rate of 6% annually. Currently ML of New York charges interest of 5.75% annually. Interest accrues each day and payments are due at the end of each contract year. IF THE INTEREST ISN'T PAID WHEN DUE, IT IS ADDED TO THE OUTSTANDING LOAN AMOUNT. Interest paid on a loan generally is not tax deductible.



The amount held in ML of New York's general account as collateral for a loan earns interest at a minimum of 4% annually. Currently a loan amount earns interest at 5.0%.

ML of New York may change the interest rates currently charged on loans and the rates of interest earned on the loan collateral amounts. Any such changes will be effective on the contract anniversary following the date such rates are declared.

Net Loan Cost. On each contract anniversary, ML of New York reduces the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account) and adds that amount to the amount held in the general account as collateral for the loan. Since the interest charged is 5.75% and the collateral earnings on such amounts are 5.0%, the current net loan cost on loaned amounts is .75%. The net loan cost is taken into account in determining the net cash surrender value of the Contract if the date of surrender is not a contract anniversary.


Cancellation Due to Excess Debt. If on a processing date the debt exceeds the larger of (i) cash value plus certain excess sales load, and less charges due on that date, and (ii) the fixed base (if any), ML of New York will cancel the Contract 61 days after a notice of intent to terminate the Contract is mailed to the contract owner unless ML of New York has received at least the minimum repayment amount specified in the notice. During the first 24 months after the Contract is issued, ML of New York will add excess sales load to the cash value as necessary to keep the Contract in force if debt exceeds the larger of the cash value less charges due and the fixed base. (See "Contract Loading -- Excess Sales Load" on page 19.) Upon termination, ML of New York will deduct any charges for cost of insurance and rider costs that may be applicable to the 61-day period and refund any unearned charges for cost of insurance, rider costs and any excess sales load not previously applied to keep the Contract in force. If the Contract lapses with a loan outstanding, adverse tax consequences may result. (See "Tax Considerations -- Tax Treatment of Loans and Other Distributions" on page 33.)


PARTIAL WITHDRAWALS


Beginning in contract year sixteen, a contract owner may make partial withdrawals by submitting a request in a form satisfactory to ML of New York. The effective date of the withdrawal is the date a withdrawal request is received at the Service Center. Contract owners will receive the withdrawal amount in a single payment.


Contract owners may make one partial withdrawal each contract year. The minimum amount for each partial withdrawal is $1,000. The remaining cash value less any debt following a partial withdrawal must equal or exceed $5,000. The amount of any partial withdrawal may not exceed the loan value as of the effective date of the partial withdrawal less any debt. A partial withdrawal may not be repaid.

Effect on Investment Base, Fixed Base, Cash Value and Death Benefit. As of the effective date of the withdrawal, the investment base, fixed base, cash value and, if the contract owner has elected death benefit option 1, the face amount of the Contract will each be reduced by the amount of the partial withdrawal. ML of New York allocates this reduction proportionately to the investment base in each of the contract owner's investment divisions unless notified otherwise. The variable insurance amount will also reflect the partial withdrawal as of the effective date.


Effect on Guarantee Period. As of the processing date on or next following the effective date of a partial withdrawal, ML of New York calculates a new guarantee period. This is done by taking the immediate decrease in cash value resulting from the partial withdrawal and adding to that amount interest at an annual rate of 5% for the period from the date of the withdrawal to the contract processing date on or next following such date. This is the guarantee adjustment amount. The guarantee adjustment amount is subtracted from the fixed base and the resulting new fixed base is used to calculate a new guarantee period. For a discussion of the effect of partial withdrawals on a Contract's guarantee period, see "Partial Withdrawals" in the Examples on page 46.


A partial withdrawal may cause a Contract which is not a modified endowment contract to become a modified endowment contract. In such a case, ML of New York will not process the partial withdrawal until the contract owner confirms in writing his or her intent to convert the Contract to a modified endowment contract. For a discussion of the tax issues associated with a partial withdrawal, see "Tax Considerations" on page 32.


DEATH BENEFIT PROCEEDS

ML of New York will pay the death benefit proceeds to the beneficiary upon receipt of all information needed to process the payment, including due proof of the death of the last surviving insured. Proof of death for both insureds must be received. There is no death benefit payable at the first death. When ML of New York is first provided reliable notification of the last surviving insured's death by a representative of the owner or the insured, investment base may be transferred to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.


If one of the insureds should die within two years from the Contract's issue date, within two years from the effective date of any requested change in the death benefit option requiring evidence of insurability, or within two years of an increase in the additional insurance rider face amount requiring evidence of insurability, due proof of the insured's death should be sent promptly to the Service Center since ML of New York may pay only a limited benefit or contest the Contract. (See "Incontestability" and "Payment in Case of Suicide" on page 29.)


Death Benefit Proceeds. The death benefit payable depends on the death benefit option in effect on the date of death.

     - Under option 1, the death benefit is equal to the larger of the face amount or the variable insurance amount.

     - Under option 2, the death benefit is equal to the larger of the face amount plus the cash value or the variable insurance amount.

Contract owners who wish to have investment experience reflected in insurance coverage should choose option 2. Contract owners who wish to have insurance coverage that generally does not vary in amount should choose option 1.

The death benefit will never be less than the amount required to keep the Contract qualified as life insurance under federal income tax laws.

To determine the death benefit proceeds, ML of New York will subtract from the death benefit any debt and add to the death benefit any rider benefits payable.


The values used in calculating the death benefit proceeds are as of the date of death. If the last surviving insured dies during the grace period, the death benefit proceeds equal the death benefit proceeds in effect immediately prior to the grace period reduced by any overdue charges. (See "When the Guarantee Period is Less Than for Life" on page 21.)


Variable Insurance Amount. ML of New York determines the variable insurance amount daily by:

     - calculating the cash value (plus any excess sales load during the first 24 months after the Contract is issued); and

     - multiplying it by the cash value corridor factor (explained below) for the younger insured at his or her attained age.

The variable insurance amount will never be less than required by federal tax law.

Cash Value Corridor Factor. The cash value corridor factor is used to determine the amount of death benefit purchased by $1.00 of cash value. It is based on the attained age of the younger insured on the date of calculation. It decreases daily as the younger insured's age increases. As a result, the variable insurance amount as a multiple of the cash value will decrease over time. A table of cash value corridor factors as of each anniversary is included in the Contract.

               Table of Illustrative Cash Value Corridor Factors
                                on Anniversaries

  ATTAINED AGE   FACTOR
  ------------  --------
  40 and under       250%
       45            215%
       55            150%
       65            120%
     75-90           105%
  95 and over        100%


Changing the Death Benefit Option. On each contract anniversary beginning with the fifteenth, the contract owner may change the death benefit option. ML of New York will change the face amount in order to keep the death benefit constant on the effective date of the change. Therefore, if the change is from option 1 to option 2, the face amount of the Contract will be decreased by the cash value on the date of the change. A change in the death benefit option will not be permitted if it would result in a face amount of less than $100,000. If the change is from option 2 to option 1, the face amount of the Contract will be increased by the cash value on the date of the change. For a discussion of the effect of a change in the death benefit option on a Contract, see "Changing the Death Benefit Option" in the Examples on page 47.


If the contract owner requests a change in the death benefit option from option 1 to option 2, evidence of insurability in a form satisfactory to ML of New York that the insureds are insurable may be required. In no event will a change be permitted if, after the change, the Contract would not qualify as life insurance under federal tax laws as interpreted by ML of New York.


A change in the death benefit option may cause a Contract which is not a modified endowment contract to become a modified endowment contract. In such a case, ML of New York will not process the change until the contract owner confirms in writing his or her intent to convert the Contract to a modified endowment contract. For a discussion of the tax issues associated with a change in the death benefit option, see "Tax Considerations" on page 32.


PAYMENT OF DEATH BENEFIT PROCEEDS


ML of New York will generally pay the death benefit proceeds to the beneficiary within seven days after all the information needed to process the payment is received at its Service Center. ML of New York will add interest from the date of the last surviving insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described on page 30.


Payment may be delayed if the Contract is being contested or under the circumstances described in "Using the Contract" on page 26 and "Other Contract Provisions" on page 28. If a delay is necessary and death of the last surviving insured occurs prior to the end of the guarantee period, ML of New York may delay payment of any excess of the death benefit over the face amount. After the guarantee period has expired, ML of New York may delay payment of the entire death benefit.

RIGHTS TO CANCEL OR EXCHANGE

"Free Look" Period. A contract owner may cancel his or her Contract during the "free look" period by returning it for a refund. Generally, the "free look" period ends the later of ten days after the Contract is received, 45 days after the contract owner completes the application or ten days after ML of New York mails or personally delivers to the contract owner the Notice of Withdrawal Right. To cancel the Contract during the "free look" period, the contract owner must mail or deliver the Contract to ML of New York's Service Center or to the registered representative who sold it. ML of New York will refund the payment made without interest. If cancelled, ML of New York may require the contract owner to wait six months before applying again.

Exchanging the Contract. Contract owners may exchange their Contract at any time for a joint and last survivor contract with benefits that do not vary with the investment results of a separate account. A request to exchange must be made in writing. To exchange, the original Contract must be returned to ML of New York's Service Center. The exchange will not require evidence of insurability.


The new contract will have the same owner, insureds and beneficiary as those of the original Contract on the date of the exchange. The new contract will also have the same death benefit and the same net amount at risk as this Contract at the time of exchange and will have payments which are based on the same issue ages, sexes, and underwriting classes of the insureds. Any debt will be carried over to the new contract. For a discussion of the tax consequences of exchanging the Contract, see "Tax Considerations" on page 32.


REPORTS TO CONTRACT OWNERS

After the end of each processing period, contract owners will be sent a statement of the allocation of their investment base, death benefit, cash value, any debt and, if there has been a change, the face amount, the guarantee period and the additional insurance rider face amount. All figures will be as of the end of the immediately preceding processing period. The statement will show the amounts deducted from or added to the investment base during the processing period. The statement will also include any other information that may be currently required by New York.

Contract owners will receive confirmation of all financial transactions. Such confirmations will show the price per unit of each of the contract owner's investment divisions, the number of units a contract owner has in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division" on page 36.) The sum of the values in each investment division is a contract owner's investment base.

Contract owners will also be sent an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

CMA Account Reporting. Contract owners who have the CMA Insurance Service will have certain Contract information included as part of their regular monthly CMA account statement. It will list the investment base allocation, death benefit, cash value, debt and any CMA account activity affecting the Contract during the month.

                            MORE ABOUT THE CONTRACT

USING THE CONTRACT

Ownership. The contract owner is usually one of the insureds, unless another owner has been named in the application. The contract owner has all rights and options described in the Contract.

The contract owner may want to name a contingent owner. If the contract owner dies before the last surviving insured, the contingent owner will own the contract owner's interest in the Contract and have all of the contract owner's rights. If the contract owner doesn't name a contingent owner, the contract owner's estate will own the contract owner's interest in the Contract upon the owner's death.


If there is more than one contract owner, ML of New York will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the Contract's investment base by telephone if the owner provides the personal identification number as well as the Contract number. One contract owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which contract owners are entitled under the Contract.


Changing the Owner. During either insured's lifetime, with the consent of any irrevocable beneficiary, the contract owner has the right to transfer ownership of the Contract. The new owner will have all rights and options described in the Contract. The change will be effective as of the day the notice is signed, but will not affect any payment made or action taken by ML of New York before receipt of the notice of the change at the Service Center. Changing the owner may have tax consequences. (See "Tax Considerations" on page 32.)


Assigning the Contract as Collateral. Contract owners may assign the Contract as collateral security for a loan or other obligation. This does not change the ownership. However, the contract owner's rights and any beneficiary's rights are subject to the terms of the assignment. Contract owners must give satisfactory written notice at the Service Center in order to make or release an assignment. ML of New York is not responsible for the validity of any assignment.


For a discussion of the tax issues associated with a collateral assignment, see "Tax Considerations" on page 32.


Naming Beneficiaries. ML of New York will pay the primary beneficiary the death benefit proceeds of the Contract on the last surviving insured's death. If the primary beneficiary has died, ML of New York will pay the contingent beneficiary. If no contingent beneficiary is living, ML of New York will pay the estate of the last surviving insured.

A contract owner may name more than one person as primary or contingent beneficiaries. ML of New York will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides otherwise.

A contract owner has the right to change beneficiaries during either insured's lifetime, unless the primary beneficiary designation has been made irrevocable. If the designation is irrevocable, the primary beneficiary must consent when certain rights and options are exercised under this Contract. If the beneficiary is changed, the change will take effect as of the day the notice is signed, but will not affect any payment made or action taken by ML of New York before receipt of the notice of the change at the Service Center.

Maturity Proceeds. The maturity date is the contract anniversary nearest the younger insured's 100th birthday. On the maturity date, ML of New York will pay the net cash surrender value to the contract owner, provided either insured is still living at that time and the Contract is in effect at that time.

How ML of New York Makes Payments. ML of New York generally pays death benefit proceeds, partial withdrawals, loans and net cash surrender value on cancellation from the Separate Account within seven days after the Service Center receives all the information needed to process the payment.

However, it may delay payment from the Separate Account if it isn't practical for ML of New York to value or dispose of Trust units or Fund shares because:

     - the New York Stock Exchange is closed, other than for a customary weekend or holiday; or

     - trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; or

     - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets.

SOME ADMINISTRATIVE PROCEDURES

Described below are certain administrative procedures. ML of New York reserves the right to modify them or to eliminate them. For administrative and tax purposes, ML of New York may from time to time require that specific forms be completed in order to accomplish certain transactions, including surrenders.

Personal Identification Number. ML of New York will send each contract owner a four-digit personal identification number ("PIN") shortly after the Contract is placed in force and before the end of the "free look" period. This number must be given when the contract owner calls the Service Center to get information about the Contract, to make a loan (if an authorization is on file), or to make other requests. Unless the contract owner has preallocated the Contract's investment base, the personal identification number will be accompanied by a notice reminding the contract owner that all of the investment base is in the division investing in the Money Reserve Portfolio, and that this allocation may be changed by calling or writing to the Service Center. (See "Changing the Allocation" on page 17.)


Reallocating the Investment Base. Contract owners can reallocate their investment base either in writing in a form satisfactory to ML of New York or by telephone. If the reallocation is requested by telephone, contract owners must give their personal identification number as well as their Contract number. ML of New York will give a confirmation number over the telephone and then follow up in writing.



Requesting a Loan. A loan may be requested in writing in a form satisfactory to ML of New York or, if all required authorization forms are on file, by telephone. Once the authorization has been received at the Service Center, contract owners can call the Service Center, give their Contract number, name and personal identification number, and tell ML of New York the loan amount and from which divisions the loan should be transferred.


Upon request, ML of New York will wire the funds to the contract owner's account at the financial institution named on the contract owner's authorization. ML of New York will generally wire the funds within two working days of receipt of the request. If the contract owner has the CMA Insurance Service, funds may be transferred directly to that CMA account.


Requesting Partial Withdrawals. Beginning in contract year 16, partial withdrawals may be requested in writing in a form satisfactory to ML of New York. A contract owner may request a partial withdrawal by telephone if all required telephone authorization forms are on file. Once the authorization has been received at the Service Center, contract owners can call the Service Center, give their Contract number, name and personal identification number, and tell ML of New York how much to withdraw and from which investment divisions.


Upon request, ML of New York will wire the funds to the contract owner's account at the financial institution named on the contract owner's authorization. ML of New York will generally wire the funds within two working days of receipt of the request. If the contract owner has the CMA Insurance Service, funds may be transferred directly to that CMA account.

Telephone Requests. A telephone request for a loan, partial withdrawal or a reallocation received before 4 p.m. (ET) generally will be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. ML of New York reserves the right to change or discontinue telephone transfer procedures.

ML of New York will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. ML of New York will not be liable for following telephone instructions that it reasonably believes to be genuine.

OTHER CONTRACT PROVISIONS

In Case of Errors in the Application. If an age or sex given in the application is wrong, it could mean that the face amount or any other Contract benefit is wrong. ML of New York will pay what the payments made would have bought for the guarantee period at the true age or sex.

Incontestability. ML of New York will rely on statements made in the applications. Legally, they are considered representations, not warranties. ML of New York can contest the validity of a Contract if any material misstatements are made in the initial application or any application for reinstatement. ML of New York can also contest the validity of any change in face amount due to a change in death benefit option if any material misstatements are made in any application required for the change. ML of New

York can also contest any amount of any death benefit which wouldn't be payable except for the fact that an increase in the additional insurance rider face amount which requires evidence of insurability was requested if any material misstatements are made in any application required for the increase.

ML of New York will not contest the validity of a Contract after it has been in effect during the lifetime of either insured for two years from the date of issue or the date of any reinstatement. A change in face amount due to a change in the death benefit option which requires evidence of insurability won't be contested after the change has been in effect during the lifetime of either insured for two years from the date of the change. Nor will ML of New York contest any amount of death benefit attributable to an increase in the additional insurance rider face amount which requires evidence of insurability after the increase has been in effect during the lifetime of either insured for two years from the date of the change.

At the end of the second contract year, ML of New York will mail the contract owner a notice requesting that he or she tell ML of New York if either insured has died. Failure to tell ML of New York of the death of either insured will not avoid a contest if ML of New York has grounds to do so, even if the Contract is still in force.

Payment in Case of Suicide. If either insured commits suicide within two years from the Contract's issue date or the date of any reinstatement, ML of New York will pay only a limited death benefit and then terminate the Contract. The benefit will be equal to the amount of the payments made, reduced by any debt.

Within 90 days of the death of the first insured, the owner may elect to apply the amount of the limited benefit to a single life contract on the life of the surviving insured, subject to the following provisions:

     - The new contract's issue date will be the date of death of the deceased insured.

     - The insurance age will be surviving insured's attained age on the new contract's issue date.

     - No medical examination or other evidence of insurability will be required for the new contract.

     - The face amount of the new contract will be determined by applying the limited benefit amount as a single payment under the new contract. The face amount of the new contract may not exceed the face amount of this Contract.

     - A written request for a new contract must be received at the Service Center.

     - The new contract cannot involve any other life.

     - Additional benefits or riders available on this Contract will be available with the new contract only with ML of New York's consent.

     - The new contract will be issued at ML of New York's then current rates for the surviving insured's attained age, based on the underwriting class assigned to the surviving insured when this Contract was underwritten. The underwriting class for the new contract may differ from that of this Contract.

     - If the amount of insurance that would be purchased under the new contract falls below the minimum insurance amounts currently allowed, this option will not be available.

If either insured commits suicide within two years of the effective date of a change in the death benefit option requiring evidence of insurability or of the effective date of an increase in the additional insurance rider face amount requiring evidence of insurability, any amount of death benefit which would not be payable except for the fact that the face amount was increased will be limited to the amount of cost of insurance deductions made for the increase.

Establishing Survivorship. If ML of New York is unable to determine which of the insureds was the last survivor on the basis of the proofs of death provided, it will consider insured No. 1 as designated in the application to be the last surviving insured.

Contract Changes -- Applicable Federal Tax Law. To receive the tax treatment accorded to life insurance under federal income tax law, the Contract must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. Therefore, to maintain this qualification to the maximum extent of the law, ML of New York reserves the right to return any additional payments that would cause the Contract to fail to qualify as life insurance under applicable tax law as interpreted by ML of New York. Further, ML of New York reserves the right to make changes in the Contract or its riders or to make distributions from the Contract to the extent it is necessary to continue to qualify the Contract as life insurance. Any changes will apply uniformly to all Contracts that are affected and contract owners will be given advance written notice of such changes.


Policy Split Rider. This rider allows the contract owner to split the Contract into two new individual contracts upon divorce of the insureds or if certain federal tax law changes occur. Certain conditions described in the rider, including evidence of insurability of both insureds, must be met before the rider's benefit can be exercised. For more information about this rider and the conditions and rules relating to the exercise of any rights under the rider, the contract owner should call the Service Center. The Service Center can also provide the contract owner with a prospectus for the individual contract. For a discussion of the possible tax consequences of splitting the Contract, see "Tax Considerations" on page 32.


INCOME PLANS


ML of New York offers several income plans to provide for payment of the death benefit proceeds to the beneficiary. The contract owner may choose one or more income plans at any time during the lifetime of either insured. If no plan has been chosen when the last surviving insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to that beneficiary to one or more of the plans. The contract owner may also choose one or more income plans if the Contract is cancelled. ML of New York's approval is needed for any plan where any income payment would be less than $100. Payments under these plans do not depend on the investment results of a separate account.


Income plans include:

          Annuity Plan. An amount can be used to purchase a single premium immediate annuity.

          Interest Payment. Amounts can be left with ML of New York to earn interest at an annual rate of at least 3%. Interest payments can be made annually, semi-annually, quarterly or monthly.

          Income for a Fixed Period. Payments are made in equal installments for a fixed number of years.


          Income for Life. Payments are made in equal monthly installments until death of a named person or end of a designated period, whichever is later. The designated period may be for 10 or 20 years. Other designated periods and payment schedules may be available on request.


          Income of a Fixed Amount. Payments are made in equal installments until proceeds applied under the option and interest on unpaid balance at not less than 3% per year are exhausted.


          Joint Life Income. Payments are made in monthly installments as long as at least one of two named persons is living. Other payment schedules may be available on request. While both are living, full payments are made. If one dies, payments of at least two-thirds of the full amount are made. Payments end completely when both named persons die.


Once in effect, some of the plans may not provide any surrender rights.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, ML of New York may reduce the sales load, cost of insurance rates and the minimum payment and may modify underwriting classifications and requirements.

Group arrangements include those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows ML of New York to sell Contracts to its employees on an individual basis. Costs for sales, administration and mortality generally vary with the size and stability of the group and the reasons the Contracts are purchased, among other factors. ML of New York takes all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

ML of New York makes any reductions according to rules in effect when an application for a Contract or additional payment is approved. It may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS FOR EMPLOYERS

In 1983 the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

Generally, the Contracts offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the Contract pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisers before purchasing these Contracts.

SELLING THE CONTRACTS

MLPF&S is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is World Financial Center, 250 Vesey Street, New York, New York 10281. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity contracts issued by ML of New York, as well as variable life insurance and variable annuity contracts issued by Merrill Lynch Life Insurance Company, an affiliate of ML of New York. MLPF&S also acts as principal underwriter of certain mutual funds managed by MLAM, the investment adviser for the Series Fund and the Variable Series Funds.

Contracts are sold by registered representatives of MLPF&S who are also licensed through Merrill Lynch Life Agency, Inc. as insurance agents for ML of New York. ML of New York has entered into a distribution agreement with MLPF&S and a companion sales agreement with Merrill Lynch Life Agency, Inc. through which agreements the Contracts and other variable life insurance contracts issued through the Separate Account are sold and the registered representatives are compensated by Merrill Lynch Life Agency, Inc. and/or MLPF&S.

The maximum commissions ML of New York will pay to the applicable insurance agency to be used to pay commissions to registered representatives are as follows: 55% of the target premium under the Contract; plus 3% of payments in excess of the target premium, up to an amount of payments equal to ten base premiums; plus 1.5% of payments thereafter. Commissions may be paid in the form of non-cash compensation.

The amounts paid under the distribution and sales agreements for the Separate Account for the years ended December 31, 1997, December 31, 1996, and December 31, 1995 were $400,483, $263,503, and $162,482, respectively.


MLPF&S may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S registered representatives.

TAX CONSIDERATIONS

Definition of Life Insurance. In order to qualify as a life insurance contract for federal tax purposes, the Contract must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Contract offered in this Prospectus is not directly addressed by Section 7702. Nevertheless, ML of New York believes it is reasonable to conclude that the Contract will meet the Section 7702 definition of a life insurance contract, so that:

     - the death benefit should be fully excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code; and


     - the contract owner should not be considered in constructive receipt of the cash value, including any increases, until actual cancellation of the Contract (see "Tax Treatment of Loans and Other Distributions" on page
       33).


In the absence of final regulations or other pertinent interpretations of
Section 7702, however, there is necessarily some uncertainty as to whether a Contract will meet the statutory life insurance contract definition, particularly if it insures substandard risks. If a Contract were determined not to be a life insurance contract for purposes of Section 7702, such Contract would not provide most of the tax advantages normally provided by a life insurance contract.


ML of New York thus reserves the right to make changes in the Contract if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. (See "Contract Changes -- Applicable Federal Tax Law" on page 30.)


Diversification. Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as life insurance. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. The Separate Account, through the Funds, intends to comply with these requirements. Each Fund is obligated to comply with the diversification requirements prescribed by the Treasury Department.


In connection with the issuance of the diversification regulations, the Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which an owner's control of the investments of a separate account may cause the owner, rather than the insurance company, to be treated as the owner of the assets in the account. If the contract owner is considered the owner of the assets of the Separate Account, income and gains from the account would be included in the owner's gross income.


The ownership rights under the Contract offered in this Prospectus are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it determined that the owners were not owners of separate account assets. For example, the owner of the Contract has additional flexibility in allocating payments and cash values. These differences could result in the owner being treated as the owner of the assets of the Separate Account. In addition, ML of New York does not know what standards will be set forth in the regulations or rulings which the Treasury has stated it expects to be issued. ML of New York therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered an owner of the assets of the Separate Account.

Tax Treatment of Loans and Other Distributions. Federal tax law establishes a class of life insurance contracts referred to as modified endowment contracts. A modified endowment contract is any contract which satisfies the definition of life insurance set forth in Section 7702 of the Code but fails to meet the 7-pay test. This test applies a cumulative limit on the amount of payments that can be made into a contract each year in the first seven contract years in order to avoid modified endowment treatment. In effect, compliance with the 7-pay test requires that contracts be purchased with a higher face amount for a given initial payment than would otherwise be required, at a minimum, to meet the definition of life insurance. Contracts that do not satisfy the 7-pay test, including contracts which initially satisfied the 7-pay test but later failed the test, will be considered modified endowment contracts subject to the following distribution rules. Loans and partial withdrawals from, as well as collateral assignments of, modified endowment contracts will be treated as distributions to the contract owner. Furthermore, if the loan interest is capitalized by adding the amount due to the balance of the loan, the amount of the capitalized interest will be treated as a distribution which may be subject to income tax, to the extent of the income in the contract. All pre-death distributions (including loans, partial withdrawals, collateral assignments, capitalized interest, and complete surrenders) from these contracts will be included in gross income on an income-first basis to the extent of any income in the contract (the cash value less the contract owner's investment in the contract) immediately before the distribution.

The law also imposes a 10% penalty tax on pre-death distributions (including loans, capitalized interest, collateral assignments, partial withdrawals and complete surrenders) from modified endowment contracts to the extent they are included in income, unless such amounts are distributed on or after the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

Contracts that comply with the 7-pay test will not be classified as modified endowment contracts. Loans from contracts that are not modified endowment contracts will be considered indebtedness of an owner and no part of a loan will constitute income to the owner. In addition, pre-death distributions from these contracts will generally not be included in gross income to the extent that the amount received does not exceed the owner's investment in the contract. A lapse of such a contract with an outstanding loan will result in the treatment of the loan cancellation (including the accrued interest) as a distribution under the contract and may be taxable.

Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option or terminating additional benefits under a rider) may violate the 7-pay test or, at a minimum, reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and will probably result in a failure of the 7-pay test regardless of any efforts by ML of New York to provide a payment schedule that will not violate the 7-pay test.

Any contract received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts that is described in the Prospectus. A contract that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time (including, for example, by a decrease in the additional insurance rider face amount or a change in death benefit option) or if a material change is made in the contract at any time. (A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation, such as a change in death benefit option.) This could result from additional payments made after 7-pay test calculations done at the time of the contract exchange.

Contract owners may choose not to exercise their right to make additional payments, in order to preserve their contract's current tax treatment.

If a contract becomes a modified endowment contract, distributions that occur during the contract year it becomes a modified endowment contract and any subsequent contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a contract within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a contract that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Special Treatment of Loans on the Contract. If there is any borrowing against the Contract, whether a modified endowment contract or not, the interest paid on loans generally is not tax deductible.

Aggregation of Modified Endowment Contracts. In the case of a pre-death distribution (including a loan, partial withdrawal, capitalized interest, collateral assignment or complete surrender) from a contract that is treated as a modified endowment contract under the rules described above, a special aggregation requirement may apply for purposes of determining the amount of the income on the contract. Specifically, if ML of New York or any of its affiliates issues to the same contract owner more than one modified endowment contract within a calendar year, then for purposes of measuring the income on the contract with respect to a distribution from any of those contracts, the income on the contract for all those contracts will be aggregated and attributed to that distribution.


Tax Treatment of Policy Split. This rider permits a Contract to be split into two other individual contracts upon the occurrence of a divorce of joint insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Contract at the time of the split. In addition, it is not clear whether the individual contracts that result from a policy split would in all circumstances be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. (See "Tax Treatment of Loans and Other Distributions" on page 33.) Before the contract owner exercises rights provided by the policy split rider, it is important that he or she consult with a competent tax advisor regarding the possible consequences of a policy split.


Other Tax Considerations. The transfer of the Contract or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation skipping transfer taxes. For example, the transfer of the Contract to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the contract owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

The individual situation of each contract owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. The contract owner should consult with a tax advisor for specific information in connection with these taxes.

The particular situation of each contract owner or beneficiary will determine how ownership or receipt of contract proceeds will be treated for purposes of federal estate tax as well as state and local estate, inheritance, generation skipping and other taxes.

Other Transactions. Changing the contract owner or an additional insurance rider's face amount may have tax consequences. Exchanging this Contract for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. In addition, exchanging this Contract for more than one contract, or exchanging this Contract and one or more other contracts for a single contract, in certain circumstances, may be treated as an exchange under Section 1035, as long as all such contracts involve the same insured(s). Any new contract would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange for a new contract or contracts may, however, result in a loss of grandfathering status for statutory changes made after the old contract or contracts were issued. Changing the insured under this Contract may not be treated as an exchange under Section 1035, but rather as a taxable exchange. A tax advisor should be consulted before effecting any exchange, since even if an exchange is within Section 1035(a), the exchange may have tax consequences other than immediate recognition of income.

In addition, the Contract may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a contract in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement.


Ownership of This Contract by Non-Natural Persons. The above discussion of the tax consequences arising from the purchase, ownership and transfer of the Contract has assumed that the owner of the Contract consists of one or more individuals. Organizations exempt from taxation under Section 501(a) of the Code may be subject to additional or different tax consequences with respect to transactions such as contract loans. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business should consult a tax advisor regarding possible tax consequences associated with a Contract prior to the acquisition of this Contract and also before entering into any subsequent changes to or transactions under this Contract.



Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.


ML of New York does not make any guarantee regarding the tax status of any Contract or any transaction regarding the Contract.

The above discussion is not intended as tax advice. For tax advice contract owners should consult a competent tax advisor. Although this tax discussion is based on ML of New York's understanding of federal income tax laws as they are currently interpreted, it can't guarantee that those laws or interpretations will remain unchanged.

ML OF NEW YORK'S INCOME TAXES


Insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a ten-year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Contract and results in a significantly higher corporate income tax liability for ML of New York in early contract years. ML of New York makes a charge to compensate ML of New York for the anticipated higher corporate income taxes that result from the receipt of payments under a Contract. (See "Contract Loading" on page 19.)


Currently, ML of New York makes no charges to the Separate Account for any federal, state or local taxes that it incurs that may be attributable to the Separate Account or to the Contracts. ML of New York, however, reserves the right to make a charge for assessments of federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums.

REINSURANCE

ML of New York intends to reinsure some of the risks assumed under the Contracts.

               MORE ABOUT THE SEPARATE ACCOUNT AND ITS DIVISIONS

ABOUT THE SEPARATE ACCOUNT

The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. This registration does not involve any supervision by the Securities and Exchange Commission of ML of New York's management or the management of the Separate Account. The Separate Account is also governed by the laws of the State of New York, ML of New York's state of domicile.

ML of New York owns all of the assets of the Separate Account. These assets are held separate and apart from all of ML of New York's other assets. ML of New York maintains records of all purchases and redemptions of shares of the Funds and units of the Zero Trusts by each of the investment divisions.

CHANGES WITHIN THE ACCOUNT

ML of New York may from time to time make additional investment divisions available to contract owners. These divisions will invest in investment portfolios ML of New York finds suitable for the Contracts. ML of New York also has the right to eliminate investment divisions from the Separate Account, to combine two or more investment divisions, or to substitute a new portfolio for the portfolio in which an investment division invests. A substitution may become necessary if, in ML of New York's judgment, a portfolio no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations or in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. ML of New York would get any required prior approval from the New York State Insurance Department and the Securities and Exchange Commission before making such a substitution. It would also get any other required approvals before making such a substitution.

Subject to any required regulatory approvals, ML of New York reserves the right to transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, ML of New York reserves the right to:

     - deregister the Separate Account under the Investment Company Act of 1940;

     - operate the Separate Account as a management company under the Investment Company Act of 1940;

     - restrict or eliminate any voting rights of contract owners, or other persons who have voting rights as to the Separate Account; and

     - combine the Separate Account with other separate accounts.

NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports furnished to the contract owner by ML of New York). When payments or other amounts are allocated to an investment division, a number of units are purchased based on the value of a unit of the investment division as of the end of the valuation period during which the allocation is made. When amounts are transferred out of, or deducted from, an investment division, units are redeemed in a similar manner. A valuation period is each business day together with any non-business days before it. A business day for an investment division is any day the New York Stock

Exchange is open or the SEC requires that the net asset value of an investment division be determined.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. ML of New York determines the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the division for the valuation period and is net of the charges to the Separate Account described above.

For divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.

For divisions investing in the Zero Trusts, units of each Zero Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Zero Trusts.

THE FUNDS

Buying and Redeeming Shares. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

Voting Rights. ML of New York is the legal owner of all Fund shares held in the Separate Account. As the owner, it has the right to vote on any matter put to vote at the Funds' shareholder meetings. However, ML of New York will vote all Fund shares attributable to Contracts according to instructions received from contract owners. Shares attributable to Contracts for which no voting instructions are received will be voted in the same proportion as shares in the respective investment divisions for which instructions are received. Shares not attributable to Contracts will also be voted in the same proportion as shares in the respective divisions for which instructions are received. If any federal securities laws or regulations, or their present interpretation, change to permit ML of New York to vote Fund shares in its own right, it may elect to do so.

ML of New York determines the number of shares that contract owners have in an investment division by dividing their Contract's investment base in that division by the net asset value of one share of the portfolio. Fractional votes will be counted. ML of New York will determine the number of shares for which a contract owner may give voting instructions 90 days or less before each Fund meeting. ML of New York will request voting instructions by mail at least 14 days before the meeting.

Under certain circumstances, ML of New York may be required by state regulatory authorities to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory contract.

ML of New York may also disregard instructions to vote for changes in the investment policy or the investment adviser if it disapproves of the proposed changes. ML of New York would disapprove a proposed change only if it was:

     - contrary to state law;

     - prohibited by state regulatory authorities; or

     - decided by management that the change would result in overly speculative or unsound investments.

If ML of New York disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

Resolving Material Conflicts. Shares of the Series Fund are available for investment by ML of New York, Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch Life Insurance Company (an insurance company not affiliated with

ML of New York or Merrill Lynch & Co., Inc.). Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, and the MFS Trust are sold to separate accounts of ML of New York, Merrill Lynch Life Insurance Company and insurance companies not affiliated with ML of New York or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans.

It is possible that differences might arise between ML of New York's Separate Account and one or more of the other separate accounts which invest in the Series Fund or the Variable Series Funds. In some cases, it is possible that the differences could be considered "material conflicts". Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life and variable annuity insurance separate accounts. It could also arise by reason of difference in voting instructions from ML of New York's contract owners and those of the other insurance companies, or for other reasons. ML of New York will monitor events to determine how to respond to such conflicts. If a conflict occurs, ML of New York may be required to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, ML of New York will take the action which it believes necessary to protect its contract owners, consistent with applicable legal requirements.

Administration Services Agreements. AIM V.I. Funds has entered into an Administrative Services Agreement with AIM, pursuant to which AIM has agreed to provide certain accounting and other administrative services to the AIM V.I. Funds, including the services of a principal financial officer and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the AIM V.I. Funds reimburse AIM for expenses incurred by AIM or its affiliates in connection with such services. AIM has entered into an agreement with ML of New York with respect to administrative services for the AIM V.I. Funds in connection with the Contracts. Under this agreement, AIM pays compensation to ML of New York in an amount equal to a percentage of the average net assets of the AIM V.I. Funds attributable to the Contracts.

Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with ML of New York with respect to administrative services for the Alliance Fund in connection with the Contracts. Under this agreement, AFD pays compensation to ML of New York in an amount equal to a percentage of the average net assets of the Alliance Fund attributable to the Contracts.

MFS has entered into an agreement with MLIG with respect to administrative services for the MFS Trust in connection with the Contracts and certain contracts issued by Merrill Lynch Life Insurance Company. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of the MFS Trust attributable to such contracts.

THE ZERO TRUSTS


The 15 Zero Trusts:



                                         Targeted Rate of Return to
                                                Maturity as
Zero Trust         Maturity Date             of April 17, 1998
----------       -----------------       --------------------------
   1999          February 15, 1999                 4.06%
   2000          February 15, 2000                 4.12%
   2001          February 15, 2001                 4.10%
   2002          February 15, 2002                 4.25%
   2003          August 15, 2003                   4.30%
   2004          February 15, 2004                 4.38%
   2005          February 15, 2005                 4.26%
   2006          February 15, 2006                 4.08%
   2007          February 15, 2007                 4.19%
   2008          February 15. 2008                 4.47%
   2009          February 15, 2009                 4.51%
   2010          February 15, 2010                 4.63%
   2011          February 15, 2011                 4.57%
   2013          February 15, 2013                 4.66%
   2014          February 15, 2014                 4.75%


Targeted Rate of Return to Maturity

Because the underlying securities in the Zero Trusts will grow to their face value on the maturity date, it is possible to estimate a compound rate of growth to maturity for the Zero Trust units.

But because the units are held in the Separate Account, the asset charge and the trust charge (described in "Charges to the Separate Account" on page 19) must be taken into account in estimating a targeted rate of return for the Separate Account. The targeted rate of return to maturity for the Separate Account depends on the compound rate of growth adjusted for these charges. It does not, however, represent the actual return on a payment ML of New York might receive under the Contract on that date, since it does not reflect the charges for contract loading deducted from payments to a Contract, charges for cost of insurance and rider charges and any net loan cost deducted from a Contract's investment base.

Since the value of the Zero Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of growth to maturity for the Zero Trust units and the targeted rate of return to maturity for the Separate Account will vary correspondingly.

                                 ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, INVESTMENT BASE, NET CASH SURRENDER VALUES AND ACCUMULATED PAYMENTS

The tables on pages 41 through 44 demonstrate the way in which the Contract works. The tables are based on the following ages, face amounts, payments and guarantee periods and shows values based upon both current and maximum mortality charges.


          1. The illustration on page 42 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $39,890 through contract year 37, an initial face amount of $1.5 million, an initial guarantee period of 7.5 years and coverage under death benefit option 1. It assumes current mortality charges.



          2. The illustration on page 43 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $39,890 through contract year 37, an initial face amount of $1.5 million, an initial guarantee period of 7.5 years and coverage under death benefit option 1. It assumes maximum mortality charges.



          3. The illustration on page 44 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $141,410 through contract year 32, an initial face amount of $1.5 million, an initial guarantee period of 14 years and coverage under death benefit option 2. It assumes current mortality charges.



          4. The illustration on page 45 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $141,410 through contract year 32, an initial face amount of $1.5 million, an initial guarantee period of 14 years and coverage under death benefit option 2. It assumes maximum mortality charges.


The tables show how the death benefit, investment base and net cash surrender value may vary over an extended period of time assuming hypothetical rates of return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%.

The death benefit, investment base and net cash surrender value for a Contract would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual contract years.

The amounts shown for the death benefit, investment base and net cash surrender value as of the end of each contract year take into account the daily asset charge in the Separate Account equivalent to .90% (annually at the beginning of the year) of assets attributable to the Contracts at the beginning of the year.


The amounts shown in the tables also assume an additional charge of .52%. This charge assumes that investment base is allocated equally among all investment divisions and is based on the 1997 expenses (including monthly advisory fees) for the Funds and the current trust charge. This charge also reflects expense reimbursements made in 1997 to certain portfolios by the investment adviser to the respective portfolio. These reimbursements amounted to .17% and .09% of the average daily net assets of the Developing Capital Markets Focus Fund and the Natural Resources Portfolio, respectively. (See "Charges to Fund Assets" on page 20.) The actual charge under a Contract for Fund expenses and the trust charge will depend on the actual allocation of the investment base and may be higher or lower depending on how the investment base is allocated.


Taking into account the .90% asset charge in the Separate Account and the .52% charge described above, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.42%, 4.53%, and 10.48%, respectively. The gross returns are before any deductions and should not be compared to rates which are after deduction of charges.

The hypothetical returns shown on the tables are without any income tax charges that may be attributable to the Separate Account in the future, although they do reflect the charge for federal taxes included in the contract loading. (See "Contract Loading" on page 19.) In order to produce after tax returns of 0%, 6% and 12%, the Funds would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges attributable to the Separate Account.


The second column of the tables shows the amount which would accumulate if an amount equal to the payments were invested to earn interest (after taxes) at 5% compounded annually.

ML of New York will furnish upon request a personalized illustration reflecting the proposed insureds' ages, face amount and the payment amounts requested. The illustration will also use current cost of insurance rates and will assume that the proposed insureds are in a standard non-smoker underwriting class.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $39,890 FOR 37 YEARS
     FACE AMOUNT(1): $1.5 MILLION       INITIAL GUARANTEE PERIOD: 7.5 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON CURRENT MORTALITY CHARGES

                                                                                                  END OF YEAR
                                                              TOTAL                           DEATH BENEFIT(3)(7)
                                                            PAYMENTS                      ASSUMING HYPOTHETICAL GROSS
                                                            MADE PLUS                     ANNUAL INVESTMENT RETURN OF
                                                        INTEREST AT 5% AS       ------------------------------------------------
    CONTRACT YEAR             PAYMENTS(2)(6)             OF END OF YEAR             0%                6%                12%
    -------------             --------------            -----------------       -----------       -----------       ------------
 1....................            $39,890                   $   41,885          $1,500,000        $1,500,000        $ 1,500,000
 2....................             39,890                       85,864           1,500,000         1,500,000          1,500,000
 3....................             39,890                      132,042           1,500,000         1,500,000          1,500,000
 4....................             39,890                      180,529           1,500,000         1,500,000          1,500,000
 5....................             39,890                      231,440           1,500,000         1,500,000          1,500,000
 6....................             39,890                      284,897           1,500,000         1,500,000          1,500,000
 7....................             39,890                      341,026           1,500,000         1,500,000          1,500,000
 8....................             39,890                      399,962           1,500,000         1,500,000          1,500,000
 9....................             39,890                      461,845           1,500,000         1,500,000          1,500,000
10....................             39,890                      526,822           1,500,000         1,500,000          1,500,000
15....................             39,890                      903,813           1,500,000         1,500,000          1,500,000
20....................             39,890                    1,384,957           1,500,000         1,500,000          1,982,197
30....................             39,890                    2,782,767           1,500,000         1,715,182          5,235,178
40....................                  0                    4,927,613                   0                 0                  0

                                        END OF YEAR
                                    INVESTMENT BASE AND                                END OF YEAR
                               NET CASH SURRENDER VALUE(3)(4)                        CASH VALUE(3)(5)
                                ASSUMING HYPOTHETICAL GROSS                    ASSUMING HYPOTHETICAL GROSS
                                ANNUAL INVESTMENT RETURN OF                    ANNUAL INVESTMENT RETURN OF
                        --------------------------------------------   --------------------------------------------
    CONTRACT YEAR          0%              6%               12%           0%              6%               12%
    -------------       ---------      -----------      ------------   ---------      -----------      ------------
 1....................  $ 19,596       $   20,785       $    21,974    $ 19,596       $   20,785       $    21,974
 2....................    38,503           42,086            45,811      38,503           42,086            45,811
 3....................    74,786           83,065            91,928      74,786           83,065            91,928
 4....................   110,486          125,834           142,813     110,486          125,834           142,813
 5....................   145,570          170,433           198,928     145,570          170,433           198,928
 6....................   180,030          216,932           260,813     180,030          216,932           260,813
 7....................   213,821          265,370           329,032     213,821          265,370           329,032
 8....................   246,916          315,806           404,235     246,916          315,806           404,235
 9....................   279,261          368,277           487,112     279,261          368,277           487,122
10....................   310,845          422,873           578,526     310,845          422,873           578,526
15....................   449,604          725,112         1,154,006     449,604          725,112         1,154,006
20....................   532,188        1,077,538         1,887,807     532,188        1,077,538         1,887,807
30....................   246,439        1,633,507         4,985,884     246,439        1,633,507         4,985,884
40....................         0        2,505,920        13,305,023           0        2,505,920        13,305,023

------------------------------
(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and currently mortality charges, the guarantee period reaches life of the younger insured in contract years 21 and 14, respectively. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.
(7) At contract year 40, on the contract anniversary nearest the younger insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided either insured is still living.
IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY ML OF NEW YORK OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $39,890 FOR 37 YEARS
     FACE AMOUNT(1): $1.5 MILLION       INITIAL GUARANTEE PERIOD: 7.5 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                                  END OF YEAR
                                                              TOTAL                           DEATH BENEFIT(3)(7)
                                                            PAYMENTS                      ASSUMING HYPOTHETICAL GROSS
                                                            MADE PLUS                       ANNUAL RATE OF RETURN OF
                                                        INTEREST AT 5% AS       ------------------------------------------------
    CONTRACT YEAR             PAYMENTS(2)(6)             OF END OF YEAR             0%                6%                12%
    -------------             --------------            -----------------       -----------       -----------       ------------
 1....................            $39,890                   $   41,885          $1,500,000        $1,500,000        $ 1,500,000
 2....................             39,890                       85,864           1,500,000         1,500,000          1,500,000
 3....................             39,890                      132,042           1,500,000         1,500,000          1,500,000
 4....................             39,890                      180,529           1,500,000         1,500,000          1,500,000
 5....................             39,890                      231,440           1,500,000         1,500,000          1,500,000
 6....................             39,890                      284,897           1,500,000         1,500,000          1,500,000
 7....................             39,890                      341,026           1,500,000         1,500,000          1,500,000
 8....................             39,890                      399,962           1,500,000         1,500,000          1,500,000
 9....................             39,890                      461,845           1,500,000         1,500,000          1,500,000
10....................             39,890                      526,822           1,500,000         1,500,000          1,500,000
15....................             39,890                      903,813           1,500,000         1,500,000          1,500,000
20....................             39,890                    1,384,957           1,500,000         1,500,000          1,770,207
30....................             39,890                    2,782,767           1,500,000         1,500,000          4,532,143
40....................                  0                    4,927,613                   0                 0                  0

                                       END OF YEAR
                                   INVESTMENT BASE AND                              END OF YEAR
                              NET CASH SURRENDER VALUE(3)(4)                      CASH VALUE(3)(5)
                               ASSUMING HYPOTHETICAL GROSS                  ASSUMING HYPOTHETICAL GROSS
                                 ANNUAL RATE OF RETURN OF                     ANNUAL RATE OF RETURN OF
                        ------------------------------------------   ------------------------------------------
    CONTRACT YEAR          0%             6%              12%           0%             6%              12%
    -------------       ---------      ---------      ------------   ---------      ---------      ------------
 1....................  $ 19,596       $ 20,785       $    21,974    $ 19,596       $ 20,785       $    21,974
 2....................    38,333         41,910            45,630      38,333         41,910            45,630
 3....................    73,784         82,019            90,838      73,784         82,019            90,838
 4....................   107,892        123,087           139,911     107,892        123,087           139,911
 5....................   140,510        165,000           193,111     140,510        165,000           193,111
 6....................   171,473        207,633           250,734     171,473        207,633           260,734
 7....................   200,547        250,790           313,065     200,547        250,790           313,065
 8....................   227,627        294,416           380,600     227,627        294,416           380,600
 9....................   252,461        338,322           453,794     252,461        338,322           453,794
10....................   274,801        382,346           533,248     274,801        382,346           533,248
15....................   335,924        596,523         1,057,326     335,924        596,523         1,057,326
20....................   246,864        772,661         1,685,912     246,864        772,661         1,685,912
30....................         0        669,684         4,316,326           0        669,684         4,316,326
40....................         0              0        11,329,612           0              0        11,329,612

------------------------------
(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At an annual rate of return of 12% and maximum mortality charges, the guarantee period reaches life of the younger insured in contract year 15. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.
(7) At contract year 40, on the contract anniversary nearest the younger insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided either insured is still living.
IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY ML OF NEW YORK OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $141,410 FOR 32 YEARS
     FACE AMOUNT (1): $1.5 MILLION       INITIAL GUARANTEE PERIOD: 14 YEARS
                             DEATH BENEFIT OPTION 2
                       BASED ON CURRENT MORTALITY CHARGES

                                                                                                  END OF YEAR
                                                              TOTAL                           DEATH BENEFIT(3)(7)
                                                            PAYMENTS                      ASSUMING HYPOTHETICAL GROSS
                                                            MADE PLUS                       ANNUAL RATE OF RETURN OF
                                                        INTEREST AT 5% AS       ------------------------------------------------
    CONTRACT YEAR             PAYMENTS(2)(6)             OF END OF YEAR             0%                6%                12%
    -------------             --------------            -----------------       -----------       -----------       ------------
 1....................           $141,410                  $   148,481          $1,597,485        $1,603,375        $ 1,609,265
 2....................            141,410                      304,386           1,728,525         1,748,491          1,769,159
 3....................            141,410                      468,086           1,857,647         1,900,122          1,945,748
 4....................            141,410                      639,971           1,984,843         2,058,525          2,140,744
 5....................            141,410                      820,450           2,110,090         2,223,956          2,356,023
 6....................            141,410                    1,009,953           2,233,388         2,396,706          2,593,682
 7....................            141,410                    1,208,931           2,354,697         2,577,034          2,855,991
 8....................            141,410                    1,417,858           2,473,987         2,765,223          3,145,474
 9....................            141,410                    1,637,231           2,591,193         2,961,534          3,464,878
10....................            141,410                    1,867,573           2,706,298         3,166,286          3,817,290
15....................            141,410                    3,203,997           3,239,204         4,317,457          6,194,735
20....................            141,410                    4,909,650           3,660,651         5,669,216          9,092,397
30....................            141,410                    9,864,873           3,807,921         8,268,664         20,800,267
40....................                  0                   16,518,553                   0                 0                  0

                                         END OF YEAR
                                     INVESTMENT BASE AND                                  END OF YEAR
                                NET CASH SURRENDER VALUE(3)(4)                          CASH VALUE(3)(5)
                                 ASSUMING HYPOTHETICAL GROSS                      ASSUMING HYPOTHETICAL GROSS
                                   ANNUAL RATE OF RETURN OF                         ANNUAL RATE OF RETURN OF
                        ----------------------------------------------   ----------------------------------------------
    CONTRACT YEAR           0%               6%               12%            0%               6%               12%
    -------------       -----------      -----------      ------------   -----------      -----------      ------------
 1....................  $   97,485       $  103,375       $   109,265    $   97,485       $  103,375       $   109,265
 2....................     228,525          248,491           269,159       228,525          248,491           269,159
 3....................     357,647          400,122           445,748       357,647          400,122           445,748
 4....................     484,843          558,525           640,744       484,843          558,525           640,744
 5....................     610,090          723,956           856,023       610,090          723,956           856,023
 6....................     733,388          896,706         1,093,682       733,388          896,706         1,093,682
 7....................     854,697        1,077,034         1,355,991       854,697        1,077,034         1,355,991
 8....................     973,987        1,265,223         1,645,474       973,987        1,265,223         1,645,474
 9....................   1,091,193        1,461,534         1,964,878     1,091,193        1,461,534         1,964,878
10....................   1,206,298        1,666,286         2,317,290     1,206,298        1,666,286         2,317,290
15....................   1,739,204        2,817,457         4,694,735     1,739,204        2,817,457         4,694,735
20....................   2,160,651        4,169,216         7,592,397     2,160,651        4,169,216         7,592,397
30....................   2,307,921        6,768,664        19,300,267     2,307,921        6,768,664        19,300,267
40....................           0        7,355,893        48,517,437             0        7,355,893        48,517,437

------------------------------
(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and current mortality charges, the guarantee period reaches life of the younger insured in contract years 27 and 15, respectively. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.
(7) At contract year 40, on the contract anniversary nearest the younger insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided either insured is still living.
IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATE AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY ML OF NEW YORK OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $141,410 FOR 32 YEARS
     FACE AMOUNT(1): $1.5 MILLION       INITIAL GUARANTEE PERIOD: 14 YEARS
                             DEATH BENEFIT OPTION 2
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                                  END OF YEAR
                                                              TOTAL                           DEATH BENEFIT(3)(7)
                                                            PAYMENTS                      ASSUMING HYPOTHETICAL GROSS
                                                            MADE PLUS                       ANNUAL RATE OF RETURN OF
                                                        INTEREST AT 5% AS       ------------------------------------------------
    CONTRACT YEAR             PAYMENTS(2)(6)             OF END OF YEAR             0%                6%                12%
    -------------             --------------            -----------------       -----------       -----------       ------------
 1....................           $141,410                  $   148,481          $1,597,485        $1,603,375        $ 1,609,265
 2....................            141,410                      304,386           1,728,351         1,748,310          1,768,472
 3....................            141,410                      468,086           1,856,598         1,899,023          1,944,599
 4....................            141,410                      639,971           1,982,078         2,055,582          2,137,617
 5....................            141,410                      820,450           2,104,603         2,218,016          2,349,604
 6....................            141,410                    1,009,953           2,223,952         2,386,321          2,582,269
 7....................            141,410                    1,208,931           2,336,810         2,560,388          2,837,392
 8....................            141,410                    1,417,858           2,452,000         2,740,247          3,117,090
 9....................            141,410                    1,637,231           2,560,162         2,925,733          3,423,498
10....................            141,410                    1,867,573           2,663,933         3,116,670          3,758,976
15....................            141,410                    3,203,997           3,098,669         4,139,959          5,966,993
20....................            141,410                    4,909,650           3,319,005         5,206,681          8,665,907
30....................            141,410                    9,864,873           2,516,327         6,717,029         18,018,025
40....................                  0                   16,518,553                   0                 0                  0

                                         END OF YEAR
                                     INVESTMENT BASE AND                                  END OF YEAR
                               NET CASH SURRENDERED VALUE(3)(4)                         CASH VALUE(3)(5)
                                 ASSUMING HYPOTHETICAL GROSS                      ASSUMING HYPOTHETICAL GROSS
                                   ANNUAL RATE OF RETURN OF                         ANNUAL RATE OF RETURN OF
                        ----------------------------------------------   ----------------------------------------------
    CONTRACT YEAR           0%               6%               12%            0%               6%               12%
    -------------       -----------      -----------      ------------   -----------      -----------      ------------
 1....................  $   97,485       $  103,375       $   109,265    $   97,485       $  103,375       $   109,265
 2....................     228,351          248,310           268,972       228,351          248,310           268,972
 3....................     356,598          399,023           444,599       356,598          399,023           444,599
 4....................     482,078          555,582           637,617       482,078          555,582           637,617
 5....................     604,603          718,016           849,604       604,603          718,016           849,604
 6....................     723,952          886,321         1,082,269       723,952          886,321         1,082,269
 7....................     839,810        1,060,388         1,337,392       839,810        1,060,388         1,337,392
 8....................     952,000        1,240,247         1,617,090       952,000        1,240,247         1,617,090
 9....................   1,060,162        1,425,733         1,923,498     1,060,162        1,425,733         1,923,498
10....................   1,163,933        1,616,670         2,258,976     1,163,933        1,616,670         2,258,976
15....................   1,598,669        2,639,959         4,466,993     1,598,669        2,639,959         4,466,993
20....................   1,819,005        3,706,681         7,165,907     1,819,005        3,706,681         7,165,907
30....................   1,016,327        5,217,029        16,518,025     1,016,327        5,217,029        16,518,026
40....................           0                0        33,796,363             0                0        33,796,363

------------------------------
(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At an annual rate of return of 12% and maximum mortality charges, the guarantee period reaches life of the younger insured in contract year 16. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.
(7) At contract year 40, on the contract anniversary nearest the younger insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided either insured is still living.
IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY ML OF NEW YORK OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    EXAMPLES

ADDITIONAL PAYMENTS

As of the processing date on or next following receipt and acceptance of an additional payment, ML of New York will increase the guarantee period if the guarantee period prior to receipt and acceptance of an additional payment is less than for the whole of life of the younger insured.

ML of New York will determine the increase in the guarantee period by taking the immediate increase in the cash value resulting from the additional payment and adding to that interest at the annual rate of 5% for the period from the date ML of New York receives and accepts the payment to the contract processing date on or next following such date. This is the guarantee adjustment amount. The guarantee adjustment amount is added to the fixed base and the resulting new fixed base is used to calculate a new guarantee period.

The amount of the increase in the guarantee period will depend on the amount of the additional payment and the contract year in which it is received and accepted. If additional payments of different amounts were made at the same time to equivalent contracts, the contract to which the larger payment is applied would have a larger increase in the guarantee period.

Example 1 shows the effect on the guarantee period of a $39,890 additional payment received and accepted at the beginning of contract year ten. Example 2 shows the effect of a $79,780 additional payment received and accepted at the beginning of contract year ten. Example 3 shows the effect of a $39,890 additional payment received and accepted at the beginning of contract year 11. All three examples assume that death benefit option 1 has been elected, that annual payments of $39,890 have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                     Female Issue Age 60/Male Issue Age 65
                Initial payment plus annual payments of $39,890
                           Face Amount: $1.5 Million
                      Initial Guarantee Period: 7.5 years
                            Death Benefit Option: 1
                       Based on Maximum Mortality Charges

                             EXAMPLE 1
  ----------------------------------------------------------------
        CONTRACT               ADDITIONAL           INCREASE IN
          YEAR                  PAYMENT           GUARANTEE PERIOD
        --------               ----------         ----------------
  10                             $39,890             1 year
                             EXAMPLE 2
  ----------------------------------------------------------------
        CONTRACT               ADDITIONAL           INCREASE IN
          YEAR                  PAYMENT           GUARANTEE PERIOD
  ---------------------        ----------         ----------------
  10                             $79,780            2 years
                             EXAMPLE 3
  ----------------------------------------------------------------
        CONTRACT               ADDITIONAL           INCREASE IN
          YEAR                  PAYMENT           GUARANTEE PERIOD
  ---------------------        ----------         ----------------
  11                             $39,890           .75 years

PARTIAL WITHDRAWALS

As of the processing date on or next following the effective date of a partial withdrawal, ML of New York calculates a new guarantee period. This is done by taking the immediate decrease in cash value resulting from the partial withdrawal and adding to that amount interest at an annual rate of 5% for the period from the date of the withdrawal to the contract processing date on or next following such date. This is the guarantee adjustment amount. The guarantee adjustment amount is subtracted from the fixed base and the resulting new fixed base is used to calculate a new guarantee period.

The amount of the reduction in the guarantee period will depend on the amount of the withdrawal, the face amount at the time of the withdrawal and the contract year in which the withdrawal is made. If made at the same time to equivalent contracts, a larger withdrawal would result in a greater reduction in the guarantee period than a smaller withdrawal. The same partial withdrawal made at the same time from contracts with the same guarantee periods but with different face amounts would result in a greater reduction in the guarantee period for the contract with the smaller face amount.

Examples 1 and 2 show the effect on the guarantee period of partial withdrawals for $30,000 and $60,000 taken at the beginning of contract year sixteen. Example 3 shows the effect on the guarantee period of a $60,000 partial withdrawal taken at the beginning of contract year eighteen. All three examples assume that death benefit option 1 has been elected, that annual payments of $39,890 have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                     Female Issue Age 60/Male Issue Age 65
                Initial payment plus annual payments of $39,890
                           Face Amount: $1.5 Million
                      Initial Guarantee Period: 7.5 years
                            Death Benefit Option: 1
                       Based on Maximum Mortality Charges

                                    EXAMPLE 1
      ---------------------------------------------------------------------
            CONTRACT                  PARTIAL                DECREASE IN
              YEAR                   WITHDRAWAL            GUARANTEE PERIOD
            --------                 ----------            ----------------
      16                               $30,000                .25 years
                                    EXAMPLE 2
      ---------------------------------------------------------------------
            CONTRACT                  PARTIAL                DECREASE IN
              YEAR                   WITHDRAWAL            GUARANTEE PERIOD
      ---------------------          ----------            ----------------
      16                               $60,000                .75 years
                                    EXAMPLE 3
      ---------------------------------------------------------------------
            CONTRACT                  PARTIAL                DECREASE IN
              YEAR                   WITHDRAWAL            GUARANTEE PERIOD
      ---------------------          ----------            ----------------
      18                               $60,000                 .5 years

CHANGING THE DEATH BENEFIT OPTION

On each contract anniversary beginning with the fifteenth, the contract owner may change the death benefit option by switching from option 1 to option 2 or from option 2 to option 1. ML of New York will change the face amount of the Contract in order to keep the death benefit constant on the effective date of the change. Therefore, if the change is from option 1 to option 2, the face amount of the Contract will be decreased by the cash value on the date of the change. If the change is from option 2 to option 1, the face amount of the Contract will be increased by the cash value on the date of the change.

Example 1 shows the effect on the face amount of a change from option 1 to option 2 and Example 2 shows the effect on the face amount of a change from option 2 to option 1. The face amount before each change is $1 million.

                                   EXAMPLE 1
                ------------------------------------------------
                              Before Option Change
                    Death Benefit under Option 1: $1,000,000
                            Face Amount: $1,000,000
                              Cash Value: $80,000

                              After Option Change
                    Death Benefit under Option 2: $1,000,000
                             Face Amount: $920,000
                              Cash Value: $80,000
                                   EXAMPLE 2
                ------------------------------------------------
                              Before Option Change
                    Death Benefit under Option 2: $1,080,000
                            Face Amount: $1,000,000
                              Cash Value: $80,000
                              After Option Change
                    Death Benefit under Option 1: $1,080,000
                            Face Amount: $1,080,000
                              Cash Value: $80,000

                MORE ABOUT ML LIFE INSURANCE COMPANY OF NEW YORK

DIRECTORS AND EXECUTIVE OFFICERS

ML of New York's directors and executive officers and their positions with ML of New York are as follows:


         NAME                        POSITION(S) WITH THE COMPANY
         ----                        ----------------------------
Anthony J. Vespa             Chairman of the Board, President, and Chief
                               Executive Officer
Joseph E. Crowne, Jr.        Director, Senior Vice President, Chief
                               Financial Officer, Chief Actuary, and
                               Treasurer
Barry G. Skolnick            Director, Senior Vice President, General
                               Counsel, and Secretary
David M. Dunford             Director, Senior Vice President, and Chief
                               Investment Officer
Gail R. Farkas               Director and Senior Vice President
Michael P. Cogswell          Director, Vice President, and Senior Counsel
Frederick J.C. Butler        Director
Robert L. Israeloff          Director
Allen N. Jones               Director
Cynthia L. Kahn              Director
Robert A. King               Director
Stanley C. Peterson          Director
Irving M. Pollack            Director
Robert J. Boucher            Senior Vice President, Variable Life
                               Administration
Chi N. Hum                   Vice President, Administrative Manager, and
                               Assistant Secretary

Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Some directors have held various executive positions with insurance company subsidiaries of ML of New York's indirect parent, Merrill Lynch & Co., Inc. The principal positions of ML of New York's directors and executive officers for the past five years are listed below:

Mr. Vespa joined ML of New York in February 1994. Since February 1994, he has held the position of Senior Vice President of MLPF&S. From February 1991 to February 1994, he held the position of District Director and First Vice President of MLPF&S.

Mr. Crowne joined ML of New York in June 1991.


Mr. Skolnick joined ML of New York in November 1989. Since May 1992, he has held the position of Assistant General Counsel of Merrill Lynch & Co., Inc. and First Vice President and Assistant General Counsel of MLPF&S.


Mr. Dunford joined ML of New York in July 1990.

Ms. Farkas joined ML of New York in August 1995. Prior to August 1995, she held the position of Director of Market Planning of MLPF&S.

Mr. Cogswell has been with ML of New York since November 1990.

Mr. Butler joined ML of New York in April 1991.

Mr. Israeloff joined ML of New York in April 1991. Since 1964, he has been Chairman and Executive Partner of Israeloff, Trattner & Co., CPAs, P.C., a public accounting firm.


Mr. Jones joined ML of New York in June 1996. Since May 1992, he has been Senior Vice President of MLPF&S. From June 1992 to May 1995, he served as a director of ML of New York. From June 1992 to February 1994, he held the position of Chairman of the Board, President, and Chief Executive Officer of ML of New York.


Ms. Kahn joined ML of New York in November 1993. She is a partner at the law firm of Rogers & Wells. She has been associated with Rogers & Wells since 1984.

Mr. King joined ML of New York in April 1991. In May 1996, he retired from the position of Vice President for Finance at Marymount College, Tarrytown, New York, which he had held since February 1991.


Mr. Peterson joined ML of New York in December 1997. Since November 1997, he has been National Sales Director for MLLA. Prior to November 1997, he held various positions with MLLA.


Mr. Pollack joined ML of New York in April 1991. In 1980, he retired from the Securities and Exchange Commission after thirty years of service, and having served as an SEC Commissioner from 1974 to 1980. Since 1980, he has practiced law and been a private consultant in the securities and capital markets fields.


Mr. Boucher joined ML of New York in May 1992.



Mr. Hum joined ML of New York in August 1997. Prior to August 1997, he was an Assistant Vice President with Smith Barney Inc.



No shares of ML of New York are owned by any of its officers or directors, as it is a wholly owned subsidiary of MLIG. The officers and directors of ML of New York, both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.


SERVICES ARRANGEMENT

ML of New York and MLIG are parties to a service agreement pursuant to which MLIG has agreed to provide certain data processing, legal, actuarial, management, advertising and other services to ML of New York including services related to the Separate Account and the Contracts. Expenses incurred by MLIG in relation to this service agreement are reimbursed by ML of New York on an allocated cost basis. Charges billed to ML of New York by MLIG pursuant to the agreement were $4.3 million during 1997.


STATE REGULATION

ML of New York is subject to the laws of the State of New York and to the regulations of the New York Insurance Department (the "Department"). A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Department each year covering ML of New York's operations for the preceding year and its financial condition as of the end of that year. Regulation by the Department includes periodic examination to determine contract liabilities and reserves so that the Department may certify that these items are correct. ML of New York's books and accounts are subject to review by the Department at all times. A full examination of ML of New York's operations is conducted periodically by the Department and under the auspices of the National Association of Insurance Commissioners. ML of New York is also subject to the insurance laws and regulations of all jurisdictions in which it is licensed to do business.


YEAR 2000



Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Separate Account could be adversely affected if the computer systems used by ML of New York or the other service providers do not properly address this problem prior to January 1, 2000. Merrill Lynch & Co., Inc. has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on ML of New York. Currently, ML of New York does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Contracts at current levels. In addition, ML of New York has sought assurances from the other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and ML of New York will continue to monitor the situation. At this time, however, no assurance can be given that the other service providers have anticipated every step necessary to avoid any adverse effect on the Separate Account attributable to the Year 2000 Problem.


LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. ML of New York and MLPF&S are engaged in various kinds of routine litigation that, in the Company's judgment, is not material to ML of New York's total assets or to MLPF&S.

EXPERTS


The financial statements of ML of New York as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 and of the Separate Account as of December 31, 1997 and for the periods presented, included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.


Actuarial matters included in this Prospectus have been examined by Joseph E. Crowne, Jr., F.S.A., Chief Actuary and Chief Financial Officer of ML of New York, as stated in his opinion filed as an exhibit to the registration statement.

LEGAL MATTERS


The organization of the Company, its authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, ML of New York's Senior Vice President and General Counsel. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities and tax laws.


REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

The financial statements of ML of New York, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of ML of New York to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
ML Life Insurance Company of New York


We have audited the accompanying statement of net assets of ML of New York Variable Life Separate Account II (the "Account") as of December 31, 1997 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1997 and the results of its operations and the changes in its net assets for the above periods in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are presented for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.





January 30, 1998

ML OF NEW YORK VARIABLE  LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997

ASSETS:                                                                    Cost                 Shares             Market Value
                                                                  --------------------- --------------------- ---------------------
Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Money Reserve Portfolio                                         $          6,118,095             6,118,095  $          6,118,095
  Intermediate Government Bond Portfolio                                       424,662                38,703               428,826
  Long-Term Corporate Bond Portfolio                                           328,371                28,491               333,916
  Capital Stock Portfolio                                                    2,050,432                90,954             2,436,658
  Growth Stock Portfolio                                                     2,534,179               101,824             3,341,864
  Multiple Strategy Portfolio                                                2,346,875               144,737             2,745,669
  High Yield Portfolio                                                         750,583                82,214               755,545
  Natural Resources Portfolio                                                  162,882                19,294               156,668
  Global Strategy Portfolio                                                  4,102,221               266,685             4,650,993
  Balanced Portfolio                                                           694,912                48,398               763,716
                                                                  ---------------------                       ---------------------
                                                                            19,513,212                                  21,731,950
                                                                  ---------------------                       ---------------------
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
  Global Utility Focus Fund                                                    117,060                 9,983               148,144
  International Equity Focus Fund                                            1,091,314                93,504             1,009,848
  Global Bond Focus Fund                                                        74,998                 7,879                73,430
  Basic Value Focus Fund                                                     2,954,226               212,232             3,361,762
  Developing Capital Markets Focus Fund                                        650,143                64,819               597,632
  Special Value Focus Fund                                                     164,307                 6,284               174,378
  Index 500 Fund                                                               176,481                13,412               180,765
                                                                  ---------------------                       ---------------------
                                                                             5,228,529                                   5,545,959
                                                                  ---------------------                       ---------------------
Investments in Alliance Variable Products Series Funds, Inc. (Note 1):
  Premier Growth Portfolio                                                     924,986                47,676             1,000,723
                                                                  ---------------------                       ---------------------
                                                                               924,986                                   1,000,723
                                                                  ---------------------                       ---------------------
Investments in MFS Variable Insurance Trust (Note 1):
  MFS Emerging Growth Series                                                   395,370                25,932               418,538
  MFS Research Series                                                          621,927                40,175               634,359
                                                                  ---------------------                       ---------------------
                                                                             1,017,297                                   1,052,897
                                                                  ---------------------                       ---------------------
Investments in AIM Variable Insurance Funds, Inc. (Note 1):
  AIM V.I. Value Fund                                                          880,708                43,271               901,335
  AIM V.I. Capital Appreciation Fund                                           337,525                15,353               333,930
                                                                  ---------------------                       ---------------------
                                                                             1,218,233                                   1,235,265
                                                                  ---------------------                       ---------------------





(continued)

ML OF NEW YORK VARIABLE  LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997 (continued)

                                                                                                  Units
                                                                                          -------------------

Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through K (Note 1):
     1998 Trust                                                                 30,794                35,538                35,350
     1999 Trust                                                                  6,694                 8,218                 7,727
     2000 Trust                                                                 76,411                99,779                88,830
     2003 Trust                                                                 32,653                58,224                42,446
     2004 Trust                                                                 18,816                32,451                22,934
     2005 Trust                                                                 32,358                59,396                39,961
     2007 Trust                                                                  7,432                15,435                 9,344
     2009 Trust                                                                  7,998                19,402                10,197
     2010 Trust                                                                 17,595                53,831                26,352
     2013 Trust                                                                  4,621                15,224                 6,250
     2014 Trust                                                                135,524               416,129               159,369
                                                                  ---------------------                       ---------------------
                                                                               370,896                                     448,760
                                                                  ---------------------                       ---------------------
  TOTAL ASSETS                                                    $         28,273,153                                  31,015,554
                                                                  =====================                       ---------------------
LIABILITIES:
Payable to ML Life Insurance Company of New York                                                                           834,488
                                                                                                              ---------------------
  TOTAL LIABILITIES                                                                                                        834,488
                                                                                                              ---------------------
  NET ASSETS                                                                                                  $         30,181,066
                                                                                                              =====================

See Notes to Financial Statements

ML OF NEW YORK VARIABLE  LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                           1997                  1996                  1995
                                                                  --------------------- --------------------- ---------------------
Investment Income:
 Reinvested Dividends                                             $          1,499,965  $            772,097  $            423,802
 Mortality and Expense Charges (Note 3)                                       (224,107)             (121,660)              (69,677)
 Transaction Charges (Note 4)                                                   (1,249)                 (992)                 (512)
                                                                  --------------------- --------------------- ---------------------
  Net Investment Income                                                      1,274,609               649,445               353,613
                                                                  --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                                   268,415                 1,598               (31,049)
 Net Unrealized Gains                                                        1,363,855               932,056               678,554
                                                                  --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains                                          1,632,270               933,654               647,505
                                                                  --------------------- --------------------- ---------------------
Increase in Net Assets
 Resulting from Operations                                                   2,906,879             1,583,099             1,001,118
                                                                  --------------------- --------------------- ---------------------
Changes from Principal Transactions:
 Transfers of Net Premiums                                                   9,507,778             6,351,113             3,597,850
 Transfers of Policy Loading, Net (Note 3)                                     756,862               495,055               259,576
 Transfers Due to Deaths                                                       (21,714)              (25,307)               (4,554)
 Transfers Due to Other Terminations                                          (524,168)             (212,277)             (238,972)
 Transfers Due to Policy Loans                                                (179,901)             (118,069)              (38,631)
 Transfers of Cost of Insurance                                               (350,569)             (219,552)             (163,287)
 Transfers of Loan Processing Charges                                           (4,307)               (1,805)                 (916)
                                                                  --------------------- --------------------- ---------------------
Increase in Net Assets
 Resulting from Principal Transactions                                       9,183,981             6,269,158             3,411,066
                                                                  --------------------- --------------------- ---------------------

Increase in Net Assets                                                      12,090,860             7,852,257             4,412,184
Net Assets Beginning Balance                                                18,090,206            10,237,949             5,825,765
                                                                  --------------------- --------------------- ---------------------
Net Assets Ending Balance                                         $         30,181,066  $         18,090,206  $         10,237,949
                                                                  ===================== ===================== =====================

See Notes to Financial Statements

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

1. ML of New York Variable Life Separate Account II ("Account"), a separate account of ML Life Insurance Company of New York ("ML of New York") was established to support the operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by New York State Insurance Law. ML of New York is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill"). The Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of thirty-eight investment divisions (thirty-nine during the year). At any point in time, the Account may or may not be invested in all available divisions. Ten of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. Seven of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. One of the investment divisions invests in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. Two of the investments divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust. Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. Sixteen of the investment divisions (seventeen during the year) each invest in the securities of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through K ("Zero Trusts"). Each trust of the Zero Trusts consists of Stripped Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust.

   The assets of the Account are registered in the name of ML of New York. The portion of the Account's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under New York State insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. The following is a summary of significant accounting policies of the Account:

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares and units held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   The operations of the Account are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred which is attributable to the Account if the law is changed. Contract loading, however, includes a charge for a significantly higher Federal income tax liability of ML of New York (see Note 3). Charges for state and local taxes, if any, attributable to the Account may also be made.

3. ML of New York assumes mortality and expense risks related to Contracts investing in the Account and deducts daily charges at a rate of .9% (on an annual basis) of the net assets of the Account to cover these risks.

   ML of New York makes certain deductions from each premium. For certain Contracts, the deductions are made before the premium is allocated to the Account. For other Contracts, the deductions are taken in equal installments on the first through tenth Contract anniversaries. The deductions are for (1) sales load, (2) Federal income taxes, and (3) state and local premium taxes.

   In addition, the cost of providing life insurance coverage for the insureds will be deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex, attained age of each insured and the Contract's net amount at risk.

4. ML of New York pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc., a subsidiary of Merrill and sponsor of the Zero Trusts, on the sale of Zero Trust units to the Account. ML of New York deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of .34% (annually at the beginning of the year) of net assets for Contract owners.

5. Effective following the close of business on August 15, 1997, the Equity Growth Fund was renamed the Special
   Value Focus Fund. The Fund's investment objective was not modified.

   Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund; and the Fund's investment objective was modified.

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                        Divisions Investing In
                                                                  -----------------------------------------------------------------
                                                                                             Intermediate            Long-Term
                                                     Total                 Money              Government             Corporate
                                                   Separate               Reserve                Bond                  Bond
                                                    Account              Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          1,499,965  $            279,359  $             21,344  $             14,264
 Mortality and Expense Charges                          (224,107)              (40,444)               (2,978)               (2,023)
 Transaction Charges                                      (1,249)                    0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         1,274,609               238,915                18,366                12,241
                                            --------------------- --------------------- --------------------- ---------------------

Realized  and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             268,415                     0                  (651)                1,243
 Net Unrealized Gains (Losses)                         1,363,855                     0                 7,989                 3,474
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)           1,632,270                     0                 7,338                 4,717
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             2,906,879               238,915                25,704                16,958
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             9,507,778             8,133,534                10,516                12,995
 Transfers of Policy Loading, Net                        756,862               790,188                (1,836)                 (852)
 Transfers Due to Deaths                                 (21,714)               11,133                     0                     0
 Transfers Due to Other Terminations                    (524,168)              (49,609)              (20,617)              (13,253)
 Transfers Due to Policy Loans                          (179,901)                    0                (6,280)                    0
 Transfers of Cost of Insurance                         (350,569)              (74,432)               (3,883)               (3,262)
 Transfers of Loan Processing Charges                     (4,307)                 (362)                  (30)                 (337)
 Transfers Among Investment Divisions                          0            (6,833,504)              182,352               184,118
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 9,183,981             1,976,948               160,222               179,409
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     12,090,860             2,215,863               185,926               196,367
Net Assets Beginning Balance                          18,090,206             3,074,907               242,770               137,439
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         30,181,066  $          5,290,770  $            428,696  $            333,806
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------

                                                    Capital               Growth               Multiple                High
                                                     Stock                 Stock               Strategy                Yield
                                                   Portfolio             Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             97,129  $            224,008  $            161,656  $             55,464
 Mortality and Expense Charges                           (19,265)              (24,548)              (23,414)               (5,336)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            77,864               199,460               138,242                50,128
                                            --------------------- --------------------- --------------------- ---------------------

Realized  and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              25,490                46,789                 6,871                 1,894
 Net Unrealized Gains (Losses)                           282,878               467,467               274,786                (1,895)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             308,368               514,256               281,657                    (1)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               386,232               713,716               419,899                50,127
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               163,234               203,999               161,055                22,858
 Transfers of Policy Loading, Net                         (4,081)               (1,107)               (8,208)               (2,364)
 Transfers Due to Deaths                                 (18,929)                    0                (7,104)                    0
 Transfers Due to Other Terminations                     (59,409)              (16,098)             (123,025)              (13,962)
 Transfers Due to Policy Loans                            11,057               (33,989)               (7,767)              (35,726)
 Transfers of Cost of Insurance                          (24,863)              (33,709)              (40,974)               (7,676)
 Transfers of Loan Processing Charges                       (225)                 (462)                 (626)                 (214)
 Transfers Among Investment Divisions                    330,931               604,944                41,522               329,017
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   397,715               723,578                14,873               291,933
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        783,947             1,437,294               434,772               342,060
Net Assets Beginning Balance                           1,652,073             1,903,782             2,310,168               413,251
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          2,436,020  $          3,341,076  $          2,744,940  $            755,311
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                                                                                      Global
                                                    Natural               Global                                      Utility
                                                   Resources             Strategy              Balanced                Focus
                                                   Portfolio             Portfolio             Portfolio               Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $              1,344  $            273,426  $             75,660  $              3,642
 Mortality and Expense Charges                            (1,683)              (40,923)               (6,330)               (1,010)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (339)              232,503                69,330                 2,632
                                            --------------------- --------------------- --------------------- ---------------------

Realized  and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               8,173                41,397                 7,222                   398
 Net Unrealized Gains (Losses)                           (28,160)              142,225                27,744                24,474
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             (19,987)              183,622                34,966                24,872
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               (20,326)              416,125               104,296                27,504
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                15,476               368,829                41,998                 2,213
 Transfers of Policy Loading, Net                           (243)               (4,111)               (4,909)                 (560)
 Transfers Due to Deaths                                       0                (6,814)                    0                     0
 Transfers Due to Other Terminations                      (3,492)             (138,667)              (62,436)                  (17)
 Transfers Due to Policy Loans                            (2,744)              (76,360)                    0                     0
 Transfers of Cost of Insurance                           (1,884)              (66,388)               (9,170)               (1,195)
 Transfers of Loan Processing Charges                        (70)                 (883)                  (55)                   (4)
 Transfers Among Investment Divisions                     (7,320)              263,384                67,685                36,539
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                      (277)              338,990                33,113                36,976
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        (20,603)              755,115               137,409                64,480
Net Assets Beginning Balance                             177,209             3,894,603               626,090                83,617
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            156,606  $          4,649,718  $            763,499  $            148,097
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                 International            Global                 Basic              Developing
                                                    Equity                 Bond                  Value                Capital
                                                    Focus                  Focus                 Focus             Markets Focus
                                                     Fund                  Fund                  Fund                  Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             16,894  $              4,409  $            222,076  $              9,256
 Mortality and Expense Charges                            (8,361)                 (620)              (25,422)               (5,823)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                             8,533                 3,789               196,654                 3,433
                                            --------------------- --------------------- --------------------- ---------------------

Realized  and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               6,007                  (336)               81,810                20,697
 Net Unrealized Gains (Losses)                          (115,583)               (2,293)              183,337               (86,273)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)            (109,576)               (2,629)              265,147               (65,576)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (101,043)                1,160               461,801               (62,143)
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                85,615                 3,666               166,176                70,038
 Transfers of Policy Loading, Net                          2,014                  (226)               (1,877)                1,364
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                        (816)                  (50)               (5,572)               (3,261)
 Transfers Due to Policy Loans                               953                     0               (11,113)               (2,404)
 Transfers of Cost of Insurance                          (12,743)                 (890)              (34,875)               (9,153)
 Transfers of Loan Processing Charges                        (74)                   (2)                 (232)                 (106)
 Transfers Among Investment Divisions                    407,571                 8,642               776,064               106,794
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   482,520                11,140               888,571               163,272
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        381,477                12,300             1,350,372               101,129
Net Assets Beginning Balance                             628,055                61,087             2,010,472               496,302
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          1,009,532  $             73,387  $          3,360,844  $            597,431
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                    Special                                                             MFS
                                                     Value                 Index                Premier              Emerging
                                                     Focus                  500                 Growth                Growth
                                                     Fund                  Fund                Portfolio              Series
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $              3,010  $                  0  $                385  $                  0
 Mortality and Expense Charges                            (1,213)                 (497)               (3,584)               (1,196)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                             1,797                  (497)               (3,199)               (1,196)
                                            --------------------- --------------------- --------------------- ---------------------

Realized  and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               1,681                 8,329                 1,998                   219
 Net Unrealized Gains (Losses)                             9,035                 4,284                75,737                23,169
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              10,716                12,613                77,735                23,388
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                12,513                12,116                74,536                22,192
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 3,481                 4,104                 4,739                 3,068
 Transfers of Policy Loading, Net                           (431)                 (168)               (2,225)                 (281)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (48)                  (71)               (5,847)                 (106)
 Transfers Due to Policy Loans                           (10,805)               (4,723)                    0                     0
 Transfers of Cost of Insurance                           (2,095)                 (859)               (5,667)               (2,201)
 Transfers of Loan Processing Charges                        (21)                 (192)                  (75)                  (91)
 Transfers Among Investment Divisions                    113,825               170,499               934,951               395,824
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   103,906               168,590               925,876               396,213
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        116,419               180,706             1,000,412               418,405
Net Assets Beginning Balance                              57,893                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            174,312  $            180,706  $          1,000,412  $            418,405
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                                                               AIM V.I.
                                                      MFS                AIM V.I.               Capital
                                                   Research                Value             Appreciation              1997
                                                    Series                 Fund                  Fund                  Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $             32,286  $              4,353  $                  0
 Mortality and Expense Charges                            (1,943)               (3,404)                 (787)                   (7)
 Transaction Charges                                           0                     0                     0                    (1)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (1,943)               28,882                 3,566                    (8)
                                            --------------------- --------------------- --------------------- ---------------------

Realized  and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               1,377                 1,016                   224                   596
 Net Unrealized Gains (Losses)                            12,432                20,627                (3,594)                 (565)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              13,809                21,643                (3,370)                   31
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                11,866                50,525                   196                    23
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 3,915                 2,024                 1,507                     0
 Transfers of Policy Loading, Net                         (1,895)               (1,493)                 (233)                    0
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                      (6,959)                 (775)                   (1)                  (42)
 Transfers Due to Policy Loans                                 0                     0                     0                     0
 Transfers of Cost of Insurance                           (3,457)               (5,768)               (1,419)                  (20)
 Transfers of Loan Processing Charges                       (135)                  (72)                  (28)                    0
 Transfers Among Investment Divisions                    630,815               856,598               333,795                (5,988)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   622,284               850,514               333,621                (6,050)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        634,150               901,039               333,817                (6,027)
Net Assets Beginning Balance                                   0                     0                     0                 6,027
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            634,150  $            901,039  $            333,817  $                  0
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     1998                  1999                  2000                  2003
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (307)                  (61)                 (744)                 (366)
 Transaction Charges                                        (116)                  (24)                 (281)                 (138)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (423)                  (85)               (1,025)                 (504)
                                            --------------------- --------------------- --------------------- ---------------------

Realized  and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                 149                    26                   664                   304
 Net Unrealized Gains (Losses)                             1,737                   377                 4,828                 3,536
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)               1,886                   403                 5,492                 3,840
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 1,463                   318                 4,467                 3,336
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums
 Transfers of Policy Loading, Net                          1,432                 1,441                 9,564                     0
 Transfers Due to Deaths                                    (138)                   41                    34                  (253)
 Transfers Due to Other Terminations                           0                     0                     0                     0
 Transfers Due to Policy Loans                                 0                     0                    (1)                    1
 Transfers of Cost of Insurance                                0                     0                     0                     0
 Transfers of Loan Processing Charges                       (365)                 (135)               (1,031)                 (460)
 Transfers Among Investment Divisions                         (1)                    0                    (2)                    0
                                                               0                     2                (2,825)                   (3)
Increase (Decrease) in Net Assets           --------------------- --------------------- --------------------- ---------------------
 Resulting from Principal Transactions
                                                             928                 1,349                 5,739                  (715)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
Net Assets Beginning Balance                               2,391                 1,667                10,206                 2,621
                                                          32,940                 6,044                78,578                39,790
Net Assets Ending Balance                   --------------------- --------------------- --------------------- ---------------------
                                            $             35,331  $              7,711  $             88,784  $             42,411
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2004                  2005                  2007                  2009
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (197)                 (327)                  (78)                  (78)
 Transaction Charges                                         (74)                 (124)                  (30)                  (30)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (271)                 (451)                 (108)                 (108)
                                            --------------------- --------------------- --------------------- ---------------------

Realized  and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                  78                   240                    49                    33
 Net Unrealized Gains (Losses)                             2,105                 3,826                 1,069                 1,324
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)               2,183                 4,066                 1,118                 1,357
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 1,912                 3,615                 1,010                 1,249
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 2,785                     0                 1,657
 Transfers of Policy Loading, Net                           (164)                   20                   (69)                  121
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                           1                     0                     0                    (1)
 Transfers Due to Policy Loans                                 0                     0                     0                     0
 Transfers of Cost of Insurance                             (238)                 (459)                 (154)                  (54)
 Transfers of Loan Processing Charges                          0                    (1)                    0                     0
 Transfers Among Investment Divisions                         (1)                    3                    (2)                    6
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                      (402)                2,348                  (225)                1,729
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                          1,510                 5,963                   785                 2,978
Net Assets Beginning Balance                              21,400                33,968                 8,547
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $             22,910  $             39,931  $              9,332  $             10,191
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                 Divisions Investing In
                                            -----------------------------------------------------------------


                                                     2010                  2013                  2014
                                                     Trust                 Trust                 Trust
                                            --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (215)                  (45)                 (878)
 Transaction Charges                                         (81)                  (17)                 (333)
                                            --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (296)                  (62)               (1,211)
                                            --------------------- --------------------- ---------------------

Realized  and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                 168                     0                 4,260
 Net Unrealized Gains (Losses)                             3,498                   984                19,276
                                            --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)               3,666                   984                23,536
                                            --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 3,370                   922                22,325
                                            --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 1,084                 4,775
 Transfers of Policy Loading, Net                           (156)                   35                   925
 Transfers Due to Deaths                                       0                     0                     0
 Transfers Due to Other Terminations                           1                     0                   (36)
 Transfers Due to Policy Loans                                 0                     0                     0
 Transfers of Cost of Insurance                             (221)                  (43)                 (826)
 Transfers of Loan Processing Charges                          0                     0                    (7)
 Transfers Among Investment Divisions                         (3)                    1                73,764
                                            --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                      (379)                1,077                78,595
                                            --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                          2,991                 1,999               100,920
Net Assets Beginning Balance                              23,351                 4,247                58,383
                                            --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $             26,342  $              6,246  $            159,303
                                            ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                        Divisions Investing In
                                                                  -----------------------------------------------------------------
                                                                                             Intermediate            Long-Term
                                                     Total                 Money              Government             Corporate
                                                   Separate               Reserve                Bond                  Bond
                                                    Account              Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            772,097  $            103,078  $             14,639  $              8,048
 Mortality and Expense Charges                          (121,660)              (15,163)               (1,968)               (1,080)
 Transaction Charges                                        (992)                    0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           649,445                87,915                12,671                 6,968
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               1,598                     0                 1,580                     3
 Net Unrealized Gains (Losses)                           932,056                     0               (10,136)               (3,943)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             933,654                     0                (8,556)               (3,940)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             1,583,099                87,915                 4,115                 3,028
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             6,351,113             5,165,749                15,298                11,677
 Transfers of Policy Loading, Net                        495,055               490,996                  (349)                 (248)
 Transfers Due to Deaths                                 (25,307)              (19,967)                    0                     0
 Transfers Due to Other Terminations                    (212,277)              (25,965)                    5                    15
 Transfers Due to Policy Loans                          (118,069)                 (699)                    0                (8,026)
 Transfers of Cost of Insurance                         (219,552)              (31,592)               (2,802)               (1,898)
 Transfers of Loan Processing Charges                     (1,805)                 (187)                   (8)                 (175)
 Transfers Among Investment Divisions                          0            (3,961,160)               52,514                39,904
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 6,269,158             1,617,175                64,658                41,249
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      7,852,257             1,705,090                68,773                44,277
Net Assets Beginning Balance                          10,237,949             1,369,817               173,997                93,162
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         18,090,206  $          3,074,907  $            242,770  $            137,439
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------

                                                    Capital               Growth               Multiple                High
                                                     Stock                 Stock               Strategy                Yield
                                                   Portfolio             Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            143,386  $             38,471  $            245,513  $             25,506
 Mortality and Expense Charges                           (10,355)              (12,913)              (18,686)               (2,495)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           133,031                25,558               226,827                23,011
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              (5,485)                3,715               (35,912)                 (671)
 Net Unrealized Gains (Losses)                            49,697               207,982                73,553                 7,603
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              44,212               211,697                37,641                 6,932
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               177,243               237,255               264,468                29,943
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               124,131               150,718               152,418                25,998
 Transfers of Policy Loading, Net                            225                 1,026                (3,197)                  176
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (10,371)              (11,821)              (48,576)               (1,649)
 Transfers Due to Policy Loans                           (13,963)              (15,882)              (25,612)               (5,809)
 Transfers of Cost of Insurance                          (17,647)              (19,858)              (36,610)               (4,025)
 Transfers of Loan Processing Charges                       (153)                 (417)                 (311)                  (18)
 Transfers Among Investment Divisions                    674,243               501,049               218,373               191,296
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   756,465               604,815               256,485               205,969
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        933,708               842,070               520,953               235,912
Net Assets Beginning Balance                             718,365             1,061,712             1,789,215               177,339
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          1,652,073  $          1,903,782  $          2,310,168  $            413,251
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                                                                                      Global
                                                    Natural               Global                                      Utility
                                                   Resources             Strategy              Balanced                Focus
                                                   Portfolio             Portfolio             Portfolio               Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $              2,772  $             89,681  $             20,809  $              1,982
 Mortality and Expense Charges                            (1,387)              (29,889)               (3,785)                 (440)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                             1,385                59,792                17,024                 1,542
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               1,875                15,132                   366                    87
 Net Unrealized Gains (Losses)                            15,704               337,443                17,957                 5,630
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              17,579               352,575                18,323                 5,717
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                18,964               412,367                35,347                 7,259
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                18,865               400,696                50,509                 2,090
 Transfers of Policy Loading, Net                             70                 5,875                   749                    (2)
 Transfers Due to Deaths                                       0                     0                (5,340)                    0
 Transfers Due to Other Terminations                        (967)              (81,661)               (1,255)                  (29)
 Transfers Due to Policy Loans                                 0               (27,472)               (4,040)                    0
 Transfers of Cost of Insurance                           (1,908)              (57,689)               (7,096)                 (690)
 Transfers of Loan Processing Charges                        (57)                 (252)                  (31)                   (4)
 Transfers Among Investment Divisions                     13,918               529,455               220,242                59,158
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    29,921               768,952               253,738                60,523
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         48,885             1,181,319               289,085                67,782
Net Assets Beginning Balance                             128,324             2,713,284               337,005                15,835
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            177,209  $          3,894,603  $            626,090  $             83,617
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                 International            Global                 Basic
                                                    Equity                 Bond                  Value             International
                                                    Focus                 Focus                  Focus                 Bond
                                                     Fund                  Fund                  Fund                  Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $              4,697  $              1,034  $             62,330  $              1,938
 Mortality and Expense Charges                            (4,415)                 (152)              (11,926)                 (240)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                               282                   882                50,404                 1,698
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                  85                     5                14,743                   417
 Net Unrealized Gains (Losses)                            21,751                   624               171,327                  (412)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              21,836                   629               186,070                     5
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                22,118                 1,511               236,474                 1,703
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                58,953                 2,504                92,817                     0
 Transfers of Policy Loading, Net                            981                    63                (1,345)                 (203)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (11,361)                  (27)               (6,645)                    8
 Transfers Due to Policy Loans                            (2,972)                    0                (7,488)                    0
 Transfers of Cost of Insurance                           (7,163)                 (328)              (19,752)                 (358)
 Transfers of Loan Processing Charges                        (36)                   (4)                  (83)                    0
 Transfers Among Investment Divisions                    229,734                10,123               968,722                32,873
 Transfer of Merged Funds                                      0                41,724                     0               (41,724)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   268,136                54,055             1,026,226                (9,404)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        290,254                55,566             1,262,700                (7,701)
Net Assets Beginning Balance                             337,801                 5,521               747,772                 7,701
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            628,055  $             61,087  $          2,010,472  $                  0
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                  Developing              Special
                                                    Capital                Value
                                                 Markets Focus             Focus                 1996                  1997
                                                     Fund                  Fund                  Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $              8,213  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (4,047)                  (81)                   (5)                  (47)
 Transaction Charges                                           0                     0                    (1)                  (18)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                             4,166                   (81)                   (6)                  (65)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                (222)                    1                   308                    16
 Net Unrealized Gains (Losses)                            30,006                 1,037                  (284)                  246
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              29,784                 1,038                    24                   262
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                33,950                   957                    18                   197
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                42,742                     0                     0                 1,438
 Transfers of Policy Loading, Net                         (1,156)                    1                     0                    47
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (11,879)                  (28)                  (45)                    0
 Transfers Due to Policy Loans                            (6,106)                    0                     0                     0
 Transfers of Cost of Insurance                           (5,962)                 (146)                  (20)                 (133)
 Transfers of Loan Processing Charges                        (57)                   (4)                    0                     0
 Transfers Among Investment Divisions                    116,247                57,113                (4,401)                    2
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   133,829                56,936                (4,466)                1,354
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        167,779                57,893                (4,448)                1,551
Net Assets Beginning Balance                             328,523                     0                 4,448                 4,476
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            496,302  $             57,893  $                  0  $              6,027
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     1998                  1999                  2000                  2003
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (288)                  (47)                 (649)                 (337)
 Transaction Charges                                        (108)                  (18)                 (244)                 (127)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (396)                  (65)                 (893)                 (464)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                 106                    17                   453                   364
 Net Unrealized Gains (Losses)                             1,376                   216                 2,025                  (231)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)               1,482                   233                 2,478                   133
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 1,086                   168                 1,585                  (331)
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 1,434                 1,429                13,023                 2,137
 Transfers of Policy Loading, Net                           (153)                   47                   205                   (42)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                           2                     0                     0                     3
 Transfers Due to Policy Loans                                 0                     0                     0                     0
 Transfers of Cost of Insurance                             (380)                 (133)               (1,073)                 (479)
 Transfers of Loan Processing Charges                          0                     0                    (1)                   (1)
 Transfers Among Investment Divisions                        (17)                    1                (3,014)                  (16)
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                       886                 1,344                 9,140                 1,602
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                          1,972                 1,512                10,725                 1,271
Net Assets Beginning Balance                              30,968                 4,532                67,853                38,519
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $             32,940  $              6,044  $             78,578  $             39,790
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2004                  2005                  2007                  2009
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (191)                 (290)                  (42)                  (64)
 Transaction Charges                                         (72)                 (109)                  (16)                  (24)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (263)                 (399)                  (58)                  (88)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                  35                   694                    18                   315
 Net Unrealized Gains (Losses)                               (55)                 (793)                  843                  (529)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)                 (20)                  (99)                  861                  (214)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                  (283)                 (498)                  803                  (302)
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                12,896                     0                 2,511
 Transfers of Policy Loading, Net                           (156)                1,046                   (73)                  232
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                           2                    (4)                   (4)                    0
 Transfers Due to Policy Loans                                 0                     0                     0                     0
 Transfers of Cost of Insurance                             (208)                 (708)                  (90)                  (64)
 Transfers of Loan Processing Charges                          0                    (1)                   (1)                    0
 Transfers Among Investment Divisions                        (15)               (2,625)                7,912                (2,763)
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                      (377)               10,604                 7,744                   (84)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                           (660)               10,106                 8,547                  (386)
Net Assets Beginning Balance                              22,060                23,862                     0                 7,599
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $             21,400  $             33,968  $              8,547  $              7,213
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                   Divisions Investing In
                                            ------------------------------------------------------------------


                                                     2010                  2013                  2014
                                                     Trust                 Trust                 Trust
                                            --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (205)                  (32)                 (441)
 Transaction Charges                                         (77)                  (12)                 (166)
                                            --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (282)                  (44)                 (607)
                                            --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                 135                     0                 3,418
 Net Unrealized Gains (Losses)                            (1,059)                  (91)                4,569
                                            --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)                (924)                  (91)                7,987
                                            --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                (1,206)                 (135)                7,380
                                            --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 1,080                     0
 Transfers of Policy Loading, Net                           (180)                   37                   383
 Transfers Due to Deaths                                       0                     0                     0
 Transfers Due to Other Terminations                           1                     0                   (26)
 Transfers Due to Policy Loans                                 0                     0                     0
 Transfers of Cost of Insurance                             (201)                  (46)                 (493)
 Transfers of Loan Processing Charges                          0                     0                    (4)
 Transfers Among Investment Divisions                        (12)                    1                51,143
 Transfer of Merged Funds                                      0                     0                     0
                                            --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                      (392)                1,072                51,003
                                            --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         (1,598)                  937                58,383
Net Assets Beginning Balance                              24,949                 3,310                     0
                                            --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $             23,351  $              4,247  $             58,383
                                            ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                                        Divisions Investing In
                                                                  -----------------------------------------------------------------
                                                                                             Intermediate            Long-Term
                                                     Total                 Money              Government             Corporate
                                                   Separate               Reserve                Bond                  Bond
                                                    Account              Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            423,802  $             75,573  $              6,717  $              5,678
 Mortality and Expense Charges                           (69,677)              (10,765)                 (882)                 (711)
 Transaction Charges                                        (512)                    0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           353,613                64,808                 5,835                 4,967
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (31,049)                    0                (3,021)               (1,867)
 Net Unrealized Gains                                    678,554                     0                12,060                11,165
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains                      647,505                     0                 9,039                 9,298
                                            --------------------- --------------------- --------------------- ---------------------

Increase in Net Assets
 Resulting from Operations                             1,001,118                64,808                14,874                14,265
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             3,597,850             2,459,374                23,606                17,779
 Transfers of Policy Loading, Net                        259,576               232,646                   727                   264
 Transfers Due to Deaths                                  (4,554)                    0                     0                     0
 Transfers Due to Other Terminations                    (238,972)              (34,843)               (2,594)               (2,669)
 Transfers Due to Policy Loans                           (38,631)               (3,399)                    0                     0
 Transfers of Cost of Insurance                         (163,287)              (21,503)               (1,898)               (2,082)
 Transfers of Loan Processing Charges                       (916)                  (67)                   (6)                 (132)
 Transfers Among Investment Divisions                          0            (2,365,548)               50,888                 5,396
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 3,411,066               266,660                70,723                18,556
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      4,412,184               331,468                85,597                32,821
Net Assets Beginning Balance                           5,825,765             1,038,349                88,400                60,341
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         10,237,949  $          1,369,817  $            173,997  $             93,162
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------

                                                    Capital               Growth               Multiple                High
                                                     Stock                 Stock               Strategy                Yield
                                                   Portfolio             Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             32,978  $             31,715  $            121,523  $             15,804
 Mortality and Expense Charges                            (4,909)               (6,139)              (13,244)               (1,394)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            28,069                25,576               108,279                14,410
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              (5,071)               (5,479)              (15,281)               (1,905)
 Net Unrealized Gains                                     74,124               175,202               126,014                 8,743
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains                       69,053               169,723               110,733                 6,838
                                            --------------------- --------------------- --------------------- ---------------------

Increase in Net Assets
 Resulting from Operations                                97,122               195,299               219,012                21,248
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               114,670               118,193               159,175                25,566
 Transfers of Policy Loading, Net                          3,765                 3,650                (2,509)                  501
 Transfers Due to Deaths                                       0                     0                (2,252)                    0
 Transfers Due to Other Terminations                     (10,645)               (3,826)              (68,092)               (7,461)
 Transfers Due to Policy Loans                            (3,841)               (5,879)              (15,000)                    0
 Transfers of Cost of Insurance                          (12,143)              (12,609)              (29,367)               (2,333)
 Transfers of Loan Processing Charges                        (52)                 (161)                 (119)                   (6)
 Transfers Among Investment Divisions                    162,101               344,527               299,844                24,577
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   253,855               443,895               341,680                40,844
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        350,977               639,194               560,692                62,092
Net Assets Beginning Balance                             367,388               422,518             1,228,523               115,247
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            718,365  $          1,061,712  $          1,789,215  $            177,339
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                                                                                      Global
                                                    Natural               Global                                      Utility
                                                   Resources             Strategy              Balanced                Focus
                                                   Portfolio             Portfolio             Portfolio               Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $              1,883  $            105,576  $             12,771  $                819
 Mortality and Expense Charges                              (967)              (20,960)               (2,089)                 (139)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                               916                84,616                10,682                   680
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                 287                10,745                (1,046)                1,225
 Net Unrealized Gains                                      9,187               116,873                29,915                 1,119
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains                        9,474               127,618                28,869                 2,344
                                            --------------------- --------------------- --------------------- ---------------------

Increase in Net Assets
 Resulting from Operations                                10,390               212,234                39,551                 3,024
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                22,453               420,392                64,595                 1,973
 Transfers of Policy Loading, Net                            545                 9,765                 2,652                    23
 Transfers Due to Deaths                                       0                (2,302)                    0                     0
 Transfers Due to Other Terminations                         (23)              (95,638)               (6,177)                   25
 Transfers Due to Policy Loans                            (2,534)               (7,978)                    0                     0
 Transfers of Cost of Insurance                           (1,508)              (52,742)               (6,217)                 (255)
 Transfers of Loan Processing Charges                        (19)                 (251)                  (13)                   (1)
 Transfers Among Investment Divisions                     12,859               315,736               109,076                 7,691
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    31,773               586,982               163,916                 9,456
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         42,163               799,216               203,467                12,480
Net Assets Beginning Balance                              86,161             1,914,068               133,538                 3,355
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            128,324  $          2,713,284  $            337,005  $             15,835
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                 International            Global                 Basic
                                                    Equity                 Bond                  Value             International
                                                    Focus                 Focus                  Focus                 Bond
                                                     Fund                  Fund                  Fund                  Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $              4,480  $                250  $              6,840  $                290
 Mortality and Expense Charges                            (1,684)                  (23)               (2,668)                  (33)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                             2,796                   227                 4,172                   257
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              (3,036)                    0                   997                    16
 Net Unrealized Gains                                     16,069                   135                53,427                   412
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains                       13,033                   135                54,424                   428
                                            --------------------- --------------------- --------------------- ---------------------

Increase in Net Assets
 Resulting from Operations                                15,829                   362                58,596                   685
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                49,049                 4,080                44,182                     0
 Transfers of Policy Loading, Net                          2,391                   176                 2,304                   (18)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                      (4,854)                   (2)                 (379)                   (4)
 Transfers Due to Policy Loans                                 0                     0                     0                     0
 Transfers of Cost of Insurance                           (5,887)                  (90)               (5,950)                 (214)
 Transfers of Loan Processing Charges                        (14)                    0                   (34)                    0
 Transfers Among Investment Divisions                    165,264                    14               554,331                 7,252
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   205,949                 4,178               594,454                 7,016
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        221,778                 4,540               653,050                 7,701
Net Assets Beginning Balance                             116,023                   981                94,722                     0
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            337,801  $              5,521  $            747,772  $              7,701
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                  Developing
                                                    Capital
                                                 Markets Focus             1995                  1996                  1997
                                                     Fund                  Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                905  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (1,720)                    0                   (32)                  (32)
 Transaction Charges                                           0                     0                   (12)                  (12)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (815)                    0                   (44)                  (44)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              (9,973)                    0                     9                     5
 Net Unrealized Gains                                     13,085                     0                   242                   339
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains                        3,112                     0                   251                   344
                                            --------------------- --------------------- --------------------- ---------------------

Increase in Net Assets
 Resulting from Operations                                 2,297                     0                   207                   300
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                38,689                     0                 1,432                 1,432
 Transfers of Policy Loading, Net                            898                     0                    54                    54
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                      (1,784)                   (2)                   (1)                   (1)
 Transfers Due to Policy Loans                                 0                     0                     0                     0
 Transfers of Cost of Insurance                           (4,791)                    0                  (137)                 (137)
 Transfers of Loan Processing Charges                        (32)                    0                     0                     0
 Transfers Among Investment Divisions                    193,264                   (21)                   23                     4
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   226,244                   (23)                1,371                 1,352
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        228,541                   (23)                1,578                 1,652
Net Assets Beginning Balance                              99,982                    23                 2,870                 2,824
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            328,523  $                  0  $              4,448  $              4,476
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     1998                  1999                  2000                  2003
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (122)                  (32)                 (365)                 (255)
 Transaction Charges                                         (47)                  (12)                 (138)                  (97)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (169)                  (44)                 (503)                 (352)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                  21                     4                    27                   140
 Net Unrealized Gains                                      1,559                   507                 6,514                 6,488
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains                        1,580                   511                 6,541                 6,628
                                            --------------------- --------------------- --------------------- ---------------------

Increase in Net Assets
 Resulting from Operations                                 1,411                   467                 6,038                 6,276
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,366                 1,430                11,494                 3,472
 Transfers of Policy Loading, Net                             76                    54                   402                    40
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (13)                   (1)                  (21)                  (18)
 Transfers Due to Policy Loans                                 0                     0                     0                     0
 Transfers of Cost of Insurance                             (338)                 (136)               (1,032)                 (514)
 Transfers of Loan Processing Charges                         (1)                    0                    (3)                   (2)
 Transfers Among Investment Divisions                     20,133                     5                25,134                29,265
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    22,223                 1,352                35,974                32,243
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         23,634                 1,819                42,012                38,519
Net Assets Beginning Balance                               7,334                 2,713                25,841                     0
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $             30,968  $              4,532  $             67,853  $             38,519
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2004                  2005                  2009                  2010
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                               (84)                 (180)                  (61)                 (167)
 Transaction Charges                                         (32)                  (68)                  (23)                  (63)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (116)                 (248)                  (84)                 (230)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                   8                   959                 1,105                    82
 Net Unrealized Gains                                      2,067                 4,690                 1,392                 6,317
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains                        2,075                 5,649                 2,497                 6,399
                                            --------------------- --------------------- --------------------- ---------------------

Increase in Net Assets
 Resulting from Operations                                 1,959                 5,401                 2,413                 6,169
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 6,368                 5,039                     0
 Transfers of Policy Loading, Net                             54                   495                   502                    25
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (11)                   (7)                   (1)                   71
 Transfers Due to Policy Loans                                 0                     0                     0                     0
 Transfers of Cost of Insurance                             (161)                 (823)                 (159)                 (213)
 Transfers of Loan Processing Charges                         (1)                   (1)                    0                    (1)
 Transfers Among Investment Divisions                     20,220                 4,564                (5,499)               18,898
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    20,101                10,596                  (118)               18,780
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         22,060                15,997                 2,295                24,949
Net Assets Beginning Balance                                   0                 7,865                 5,304                     0
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $             22,060  $             23,862  $              7,599  $             24,949
                                            ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                            Divisions Investing In
                                            ----------------------


                                                     2013
                                                     Trust
                                            ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0
 Mortality and Expense Charges                               (20)
 Transaction Charges                                          (8)
                                            ---------------------
  Net Investment Income (Loss)                               (28)
                                            ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                   0
 Net Unrealized Gains                                        909
                                            ---------------------
  Net Realized and Unrealized Gains                          909
                                            ---------------------

Increase in Net Assets
 Resulting from Operations                                   881
                                            ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 1,041
 Transfers of Policy Loading, Net                             40
 Transfers Due to Deaths                                       0
 Transfers Due to Other Terminations                          (1)
 Transfers Due to Policy Loans                                 0
 Transfers of Cost of Insurance                              (48)
 Transfers of Loan Processing Charges                          0
 Transfers Among Investment Divisions                          2
                                            ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                     1,034
                                            ---------------------

Increase (Decrease) in Net Assets                          1,915
Net Assets Beginning Balance                               1,395
                                            ---------------------
Net Assets Ending Balance                   $              3,310
                                            =====================



INDEPENDENT AUDITORS' REPORT


The Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1997 and 1996, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.



February 23, 1998

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group,
Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1997 AND 1996
(Dollars in Thousands)


                                                                         1997                  1996
                                                                    --------------        --------------
ASSETS
------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1997 - $250,695; 1996 - $264,341)                $    255,958          $    269,103
 Equity securities, at estimated fair value
   (cost: 1997 - $5,830; 1996 - $8,975)                                     5,029                10,859
 Mortgage loans                                                                 -                 2,057
 Policy loans on insurance contracts                                       88,163                85,548
                                                                    --------------        --------------
   Total Investments                                                      349,150               367,567
                                                                    --------------        --------------


CASH AND CASH EQUIVALENTS                                                  10,063                 7,828
ACCRUED INVESTMENT INCOME                                                   5,416                 5,952
DEFERRED POLICY ACQUISITION COSTS                                          30,406                29,272
REINSURANCE RECEIVABLES                                                       429                 1,065
OTHER ASSETS                                                                3,405                 4,569
SEPARATE ACCOUNTS ASSETS                                                  739,712               591,814
                                                                    --------------        --------------

TOTAL ASSETS                                                         $  1,138,581          $  1,008,067
                                                                    ==============        ==============

See notes to financial statements.



                                                                         1997                  1996
                                                                    --------------        --------------
LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                   $    307,333          $    318,567
   Claims and claims settlement expenses                                    2,007                 2,572
                                                                    --------------        --------------
          Total policy liabilities and accruals                           309,340               321,139

 OTHER POLICYHOLDER FUNDS                                                   1,941                 1,160
 FEDERAL INCOME TAXES - DEFERRED                                            1,905                   626
 FEDERAL INCOME TAXES - CURRENT                                             2,255                 2,099
 AFFILIATED PAYABLES - NET                                                  3,492                 5,026
 OTHER LIABILITIES                                                          2,155                 1,649
 SEPARATE ACCOUNTS LIABILITIES                                            739,712               591,814
                                                                    --------------        --------------
          Total Liabilities                                             1,060,800               923,513
                                                                    --------------        --------------

STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 220,000 shares
   authorized, issued and outstanding                                       2,200                 2,200
 Additional paid-in capital                                                66,259                72,040
 Retained earnings                                                          9,692                 9,219
 Accumulated other comprehensive income                                      (370)                1,095
                                                                    --------------        --------------
          Total Stockholder's Equity                                       77,781                84,554
                                                                    --------------        --------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $  1,138,581          $  1,008,067
                                                                    ==============        ==============

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)



                                                                         1997                  1996                  1995
                                                                    --------------        --------------        --------------
REVENUES:
 Investment revenue:
   Net investment income                                             $     25,465          $     27,520          $     29,819
   Net realized investment gains (losses)                                   1,947                 2,169                  (265)
 Policy charge revenue                                                     13,064                11,959                10,864
                                                                    --------------        --------------        --------------
        Total Revenues                                                     40,476                41,648                40,418
                                                                    --------------        --------------        --------------

BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                      14,532                16,586                17,375
 Market value adjustment expense                                              232                   301                   238
 Policy benefits (net of reinsurance recoveries: 1997 - $690
   1996 - $1,584; 1995 - $917)                                                781                 1,311                   528
 Reinsurance premium ceded                                                  1,584                 1,262                 1,227
 Amortization of deferred policy acquisition costs                          4,119                 3,784                 1,300
 Insurance expenses and taxes                                               4,563                 4,595                 4,508
                                                                    --------------        --------------        --------------

        Total Benefits and Expenses                                        25,811                27,839                25,176
                                                                    --------------        --------------        --------------

        Earnings Before Federal Income Tax Provision                       14,665                13,809                15,242
	                                                            --------------        --------------        --------------

FEDERAL INCOME TAX PROVISION:
 Current                                                                    2,905                   102                 1,692
 Deferred                                                                   2,068                 4,488                 3,486
                                                                    --------------        --------------        --------------

        Total Federal Income Tax Provision                                  4,973                 4,590                 5,178
                                                                    --------------        --------------        --------------

NET EARNINGS                                                         $      9,692          $      9,219          $     10,064
                                                                    ==============        ==============        ==============


See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                         1997                  1996                  1995
                                                                    --------------        --------------        --------------
NET EARNINGS                                                         $      9,692          $      9,219          $     10,064
                                                                    --------------        --------------        --------------
OTHER COMPREHENSIVE INCOME, NET OF TAX:

 Net unrealized gains (losses) on investment securities:
   Net unrealized holding gains (losses) arising during the period           (413)               (4,206)               23,575
   Reclassification adjustment for gains included in net earnings          (1,771)               (1,858)                  294
                                                                    --------------        --------------        --------------

   Net unrealized gains (losses) on investment securities                  (2,184)               (6,064)               23,869

   Adjustments for:
              Policyholder liabilities                                        (70)                5,380               (13,149)
              Deferred policy acquisition costs                                 -                     -                (3,177)

 Income tax (expense) benefit related to items of
  other comprehensive income                                                  789                   240                (2,641)
                                                                    --------------        --------------        --------------
 Other comprehensive income, net of tax                                    (1,465)                 (444)                4,902
                                                                    --------------        --------------        --------------

COMPREHENSIVE INCOME                                                 $      8,227          $      8,775          $     14,966
                                                                    ==============        ==============        ==============




See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                                                    Accumulated
                                                                 Additional                            Other              Total
                                                 Common           paid-in           Retained       Comprehensive      stockholder's
                                                 stock            capital           earnings           Income             equity
                                             -------------     -------------     -------------     -------------      -------------
BALANCE, JANUARY 1, 1995                      $     2,200       $    83,006       $    13,970       $    (3,363)       $    95,813

 Net earnings                                                                          10,064                               10,064
 Other comprehensive income, net of tax                                                                   4,902              4,902
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1995                          2,200            83,006            24,034             1,539            110,779

 Dividend to Parent                                                 (10,966)          (24,034)                             (35,000)
 Net earnings                                                                           9,219                                9,219
 Other comprehensive income, net of tax                                                                    (444)              (444)
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1996                          2,200            72,040             9,219             1,095             84,554

 Dividend to Parent                                                  (5,781)           (9,219)                             (15,000)
 Net earnings                                                                           9,692                                9,692
 Other comprehensive income, net of tax                                                                  (1,465)            (1,465)
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1997                    $     2,200       $    66,259       $     9,692       $      (370)       $    77,781
                                             =============     =============     =============     =============      =============




See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                         1997                  1996                  1995
                                                                    --------------        --------------        --------------
OPERATING ACTIVITIES:
   Net earnings                                                      $      9,692          $      9,219          $     10,064
     Adjustments to reconcile net earnings to net cash and
     cash equivalents provided (used) by operating activities:
    Amortization of deferred policy acquisition costs                       4,119                 3,784                 1,300
    Capitalization of policy acquisition costs                             (5,253)               (2,134)               (4,368)
    Amortization, (accretion) and depreciation of investments                (239)                    1                  (434)
    Net realized investment (gains) losses                                 (1,947)               (2,169)                  265
    Interest credited to policyholders' account balances                   14,532                16,586                17,375
    Provision for deferred Federal income tax                               2,068                 4,488                 3,486
    Changes in operating assets and liabilities:
     Accrued investment income                                                536                   651                   751
     Claims and claims settlement expenses                                   (565)                 (329)               (1,413)
     Federal income taxes - current                                           156                 1,914                    15
     Other policyholder funds                                                 781                   421                  (793)
     Affiliated payable - net                                              (1,534)                  964                  (180)
    Policy loans on insurance contracts                                    (2,615)               (3,475)               (4,246)
    Other, net                                                              2,306                (3,951)                1,723
                                                                    --------------        --------------        --------------

    Net cash and cash equivalents provided
      by operating activities                                              22,037                25,970                23,545
                                                                    --------------        --------------        --------------
INVESTING ACTIVITIES:
  Sales of available-for-sale securities                                   88,882               155,645                68,736
  Maturities of available-for-sale securities                              51,060                34,455                38,420
  Purchases of available-for-sale securities                             (120,965)             (162,828)             (103,568)
  Mortgage loans principal payments received                                2,057                 1,975                     -
  Sales of mortgage loans                                                       -                     -                 3,608
                                                                    --------------        --------------        --------------
       Net cash and cash equivalents provided
         by investing activities                                           21,034                29,247                 7,196
                                                                    --------------        --------------        --------------



See notes to financial statements.                                   (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Continued) (Dollars In Thousands)

                                                                         1997                  1996                  1995
                                                                    --------------        --------------        --------------
FINANCING ACTIVITIES:
   Dividends paid to parent                                          $    (15,000)         $    (35,000)         $          -
   Policyholders' account balances:
      Deposits                                                            106,983                32,158                43,191
      Withdrawals (including transfers to/from Separate Accounts)        (132,819)              (61,934)              (77,460)
                                                                    --------------        --------------        --------------

         Net cash and cash equivalents used
          by financing activities                                         (40,836)              (64,776)              (34,269)
                                                                    --------------        --------------        --------------

NET  INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                       2,235                (9,559)               (3,528)

CASH AND CASH EQUIVALENTS:
Beginning of year                                                           7,828                17,387                20,915
                                                                    --------------        --------------        --------------

End of year                                                          $     10,063          $      7,828          $     17,387
                                                                    ==============        ==============        ==============

Supplementary Disclosure of Cash Flow Information:
  Cash paid to (received from) affiliates for:
   Federal income taxes                                              $      2,749          $     (1,812)         $      1,677
   Interest                                                                   494                   440                   447


See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance
Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(DOLLARS IN THOUSANDS)


NOTE 1:   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Reporting: ML Life Insurance Company of New York (the "Company") is a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

The Company sells non-participating life insurance and annuity products which comprise one business segment. The primary products that the Company currently markets are variable life insurance, variable annuities, market value adjusted annuities, and immediate annuities. The Company is licensed to sell insurance in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned broker-dealer subsidiary of Merrill Lynch & Co.

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

Policyholders' Account Balances: Liabilities for the
Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products           4.00% -  5.30%
 Interest-sensitive deferred annuities      3.65% -  8.23%
 Immediate annuities                        3.00% - 10.00%

These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

Liabilities for unpaid claims equal the death benefit for those claims which have been reported to the Company and an estimate based upon prior experience for claims unreported.

Reinsurance: In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on a single life.

Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $202 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 1997, the Company had life insurance inforce that was ceded to other life insurance companies of $154,754.

Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance, that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 9.01%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions will be capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                            1997             1996             1995
                        -----------      -----------      -----------
Beginning balance        $  17,151        $  17,654        $  14,923
Capitalized amounts            577              577            1,553
Interest accrued             1,651            1,566            2,138
Amortization                (2,829)          (2,646)            (960)
                        -----------      -----------      -----------
Ending balance           $  16,550        $  17,151        $  17,654
                        ===========      ===========      ===========

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                        1998  1,228
                        1999  1,105
                        2000    994
                        2001    895
                        2002    805

Investments: The Company's investments in fixed maturity and equity securities are classified as available-for-sale securities, which are carried at estimated fair value with unrealized gains and losses included in stockholder's equity, net of tax. If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded as net realized investment gains (losses).

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification.

Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

As of December 31, 1997, the Company has no mortgage loans outstanding. Mortgage loans were stated at unpaid principal balances, net of valuation allowances. Such valuation allowances were based on the decline in value expected to be realized on mortgage loans that may not be collectible in full. In establishing valuation allowances, management considered, among other things, the estimated fair value of the underlying collateral.

The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may be different from the accrual interest rate of the loan for certain outstanding mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans, the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded to net realized investment gains or losses.

Policy loans on insurance contracts are stated at unpaid principal balances.

Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal tax liability.

The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

Separate Accounts: Separate Accounts are established in conformity with New York State Insurance Law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

Statements of Comprehensive Income: During 1997, the Company adopted SFAS No. 130, "Reporting Comprehensive Income" ("SFAS No. 130"). SFAS No. 130 defines comprehensive income as all non-owner changes in equity during a period. Comprehensive income is reported in the Statements of Comprehensive Income included in the financial statements for the years ended December 31, 1997, 1996 and 1995.

Statements of Cash Flows: For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

Reclassifications: To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                     1997              1996
                                                --------------   --------------
  Assets:
   Fixed maturity securities (1)                 $    255,958     $    269,103
   Equity securities (1)                                5,029           10,859
   Mortgage loans (2)                                       -            2,057
   Policy loans on insurance contracts (3)             88,163           85,548
   Cash and cash equivalents (4)                       10,063            7,828
   Separate Accounts assets (5)                       739,712          591,814
                                                --------------   --------------

 Total financial instruments recorded as assets  $  1,098,925     $    967,209
                                                ==============   ==============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December
      31, 1997 and 1996, securities without a readily ascertainable market value, having an amortized cost of $47,064 and $55,323, had an estimated fair value of $48,188 and $57,018, respectively.

  (2) The estimated fair value of mortgage loans approximates the carrying value.

  (3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

  (4) The estimated fair value of cash and cash equivalents approximates the carrying value.

  (5) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3:   INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity and equity securities as of December 31 were:

                                                                            1997
                                             -------------------------------------------------------------------
                                                 Cost /            Gross             Gross           Estimated
                                               Amortized         Unrealized        Unrealized          Fair
                                                 Cost              Gains             Losses            Value
                                             -------------     -------------     -------------     -------------
  Fixed maturity securities:
   Corporate debt securities                  $   198,266       $     4,595       $       777       $   202,084
   Mortgage-backed securities                      34,726             1,135                 5            35,856
   U.S. government and agencies                    13,593               268                11            13,850
   Municipals                                       2,090                90                 -             2,180
   Foreign governments                              2,020                 -                32             1,988
                                             -------------     -------------     -------------     -------------

    Total fixed maturity securities           $   250,695       $     6,088       $       825       $   255,958
                                             =============     =============     =============     =============

  Equity securities:
   Non-redeemable preferred stocks            $     4,507       $         -       $        34       $     4,473
   Common stocks                                    1,323                 -               767               556
                                             -------------     -------------     -------------     -------------

      Total equity securities                 $     5,830       $         -       $       801       $     5,029
                                             =============     =============     =============     =============

                                                                            1996
                                             -------------------------------------------------------------------
                                                 Cost /            Gross             Gross           Estimated
                                               Amortized         Unrealized        Unrealized          Fair
                                                 Cost              Gains             Losses            Value
                                             -------------     -------------     -------------     -------------
 Fixed maturity securities:
  Corporate debt securities                   $   212,290       $     4,743       $       556       $   216,477
  Mortgage-backed securities                       46,204               827               383            46,648
  U.S. government and agencies                        830               230                 -             1,060
  Foreign governments                               5,017                10               109             4,918
                                             -------------     -------------     -------------     -------------

   Total fixed maturity securities            $   264,341       $     5,810       $     1,048       $   269,103
                                             =============     =============     =============     =============

 Equity securities:
  Non-redeemable preferred stocks             $     7,237       $     2,429       $        38       $     9,628
  Common stocks                                     1,738               260               767             1,231
                                             -------------     -------------     -------------     -------------

     Total equity securities                  $     8,975       $     2,689       $       805       $    10,859
                                             =============     =============     =============     =============

The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997 by contractual maturity were:


                                                               Estimated
                                              Amortized          Fair
                                                 Cost            Value
                                             -----------      -----------
 Fixed maturity securities:
 Due in one year or less                      $  33,356        $  33,722
 Due after one year through five years          113,217          115,861
 Due after five years through ten years          51,746           52,536
 Due after ten years                             17,650           17,983
                                             -----------      -----------
                                                215,969          220,102
 Mortgage-backed securities                      34,726           35,856
                                             -----------      -----------

   Total fixed maturity securities            $ 250,695        $ 255,958
                                             ===========      ===========

Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997 by rating agency equivalent were:

                                                     Estimated
                                     Amortized         Fair
                                       Cost            Value
                                    -----------     -----------
 AAA                                 $  76,429       $  78,021
 AA                                     18,804          19,191
 A                                      74,572          75,612
 BBB                                    70,762          73,204
 Non-investment grade                   10,128           9,930
                                    -----------     -----------

   Total fixed maturity securities   $ 250,695       $ 255,958
                                    ===========     ===========

The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in conjunction with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from securities classified as available-for-sale had actually been realized, with corresponding credits or charges reported directly to shareholder's equity. The following reconciles the net unrealized investment gain (loss) on investment securities classified as available-for-sale as of December 31:

                                                 1997            1996
                                             -----------     -----------
 Assets:
  Fixed maturity securities                   $   5,263       $   4,762
  Equity securities                                (801)          1,884
                                             -----------     -----------
                                                  4,462           6,646
                                             -----------     -----------

 Liabilities:
  Policyholders' account balances                 5,032           4,962
  Federal income taxes - deferred                  (200)            589
                                             -----------     -----------
                                                  4,832           5,551
                                             -----------     -----------

 Stockholder's equity:
  Net unrealized investment gain (loss) on
  investment securities                       $    (370)      $  1,095
                                             ===========     ==========

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                         1997           1996           1995
                                     -----------    -----------    -----------
 Proceeds                             $  88,882      $ 155,645      $  68,736
 Gross realized investment gains          4,077          2,677          1,709
 Gross realized investment losses         2,130            508          1,640


The Company owned investment securities of $1,076 and $1,060 that were deposited with insurance regulatory authorities at December 31, 1997 and 1996, respectively.

Net investment income arose from the following sources for the years ended December 31:

                                         1997           1996           1995
                                     -----------    -----------    -----------
 Fixed maturity securities            $  19,815      $  22,153      $  25,046
 Equity securities                          761            183              -
 Mortgage loans                              81            388             686
 Policy loans on insurance contracts      4,333          4,133           3,903
 Cash and cash equivalents                1,293          1,559           1,103
 Other                                       65              -               -
                                     -----------    -----------    ------------

 Gross investment income                 26,348         28,416          30,738
 Less investment expenses                  (883)          (896)           (919)
                                     -----------    -----------    ------------

 Net investment income                $  25,465      $  27,520      $   29,819
                                     ===========    ===========    ============

Net realized investment gains (losses), including changes in valuation allowances, for the years ended December 31:

                                         1997          1996            1995
                                     -----------    -----------    ------------

 Fixed maturity securities            $  (1,268)     $     657      $      985
 Equity securities                        3,215          1,512            (916)
 Mortgage loans                               -              -            (334)
                                     -----------    -----------    ------------

 Net realized investment gains
   (losses)                           $  1,947      $   2,169      $     (265)
                                     ===========    ===========    ============

The following is a reconciliation of the change in valuation allowances which have been recorded to reflect other-than-temporary declines in estimated fair value of mortgage loans for the years ended December 31, 1995. During 1997 and 1996, there were no valuation allowances recorded:

           Balance at      Additions                         Balance at
           Beginning       Charged to        Write -           End
           of Year         Operations        Downs           of Year
          ------------    ------------    ------------    ------------

1995        1,536                  -            1,536               -

The Company held no investments at December 31, 1997 which have been non-income producing for the preceding twelve months.

NOTE 4: FEDERAL INCOME TAXES

The following is a reconciliation of the provision for income taxes based on earnings before federal income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                                      1997          1996          1995
                                                                   ---------     ---------     ---------
  Provision for income taxes computed at Federal statutory rate     $ 5,133       $ 4,833       $ 5,334
  State corporate income taxes                                            -           (10)          (91)
  Decrease in income taxes resulting from:
     Dividend received deduction                                       (160)         (235)          (31)
     Other                                                                -             2           (34)
                                                                   ---------     ---------     ----------
       Federal income tax provision                                 $ 4,973       $ 4,590       $  5,178
                                                                   =========     =========     ==========

The Federal statutory rate for each of the three years in the period ended December 31, 1997 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                      1997          1996          1995
                                                                   ---------     ---------     ---------
  Deferred policy acquisition costs                                 $   315       $  (259)      $ 1,239
  Policyholders' account balances                                      (140)        4,053           738
  Liability for guaranty fund assessments                               (50)           50             -
  Investment adjustments                                              1,943           642         1,445
  Other                                                                   -             2            64
                                                                   ---------     ---------     ---------

  Deferred Federal income tax provision                             $ 2,068       $ 4,488       $ 3,486
                                                                   =========     =========     =========

 Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                     1997          1996
                                                                   ---------     ---------
  Deferred tax assets:
   Policyholders' account balances                                  $ 4,364       $ 4,224
   Investment adjustments                                                (4)        1,939
   Net unrealized investment loss                                       200             -
                                                                   ---------     ---------
      Total deferred tax assets                                       4,560         6,163
                                                                   ---------     ---------

  Deferred tax liabilities:
   Deferred policy acquisition costs                                  6,465         6,150
   Liability for guaranty fund assessments                                -            50
   Net unrealized investment gain                                         -           589
                                                                   ---------     ---------
      Total deferred tax liabilities                                  6,465         6,789
                                                                   ---------     ---------

      Net deferred tax liability                                    $ 1,905       $   626
                                                                   =========     =========

The Company anticipates that all deferred tax assets will be realized, therefore no valuation allowance has been provided.

NOTE 5: RELATED PARTY TRANSACTIONS

The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $4,305, $4,258 and $3,968 for 1997, 1996 and
1995 respectively. The Company is allocated interest expense on its accounts payable to MLIG which approximates the daily Federal funds rate. Total intercompany interest paid was $64, $74 and $88 for 1997, 1996 and 1995, respectively.

The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $159, $186 and $206 for 1997, 1996 and 1995, respectively.

The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $4,130, $1,334 and $2,424 for 1997, 1996 and 1995, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

In connection with the acquisition of a block of variable life insurance business from Monarch Life Insurance Company ("Monarch Life"), the Company borrowed funds from Merrill Lynch & Co. to partially finance the transaction. As of December 31, 1997 and 1996, the outstanding balance of these loans were $1,156 and $3,075, respectively. Repayments made on these loans during 1997, 1996, and 1995 were $1,919, $0 and $1,261, respectively. Interest was calculated on these loans at LIBOR plus 150 basis points. Intercompany interest paid on these loans during 1997, 1996 and 1995 was $359, $366 and $359, respectively.

Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 6: STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

Notice of intention to declare a dividend must be filed with the New York Superintendent of Insurance who may disallow the payment. During 1997 and 1996, the Company paid dividends of $15,000 and $35,000, respectively, to MLIG. No dividends were declared or paid during 1995. Statutory capital and surplus at December 31, 1997 and 1996, was $51,080 and $52,895,
respectively.

Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principals utilized in these financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes and valuing securities on a different basis. The Company's statutory net income for 1997, 1996 and 1995 was $9,888, $12,884 and $3,080, respectively.

The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital which a life insurance company should have based upon that company's risk profile. As of December 31, 1997, and 1996, based on the RBC formula, the Company's total adjusted capital level was 649% and 626%, respectively, of the minimum amount of capital required to avoid regulatory action.




NOTE 7: COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

                           PART II. OTHER INFORMATION

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

     ML Life Insurance Company of New York's By-Laws provide, in Article VII,
Section 7.1 as follows:

     Indemnification of Directors, Officers, Employees and Incorporators. To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

          a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

          b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

          c) the related expenses of any such person in any other of said categories may be advanced by the Company.

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

DIRECTORS' AND OFFICERS' INSURANCE

     Merrill Lynch has purchased from Corporate Officers' and Directors' Assurance Company directors' and officers' liability insurance policies which cover, in addition to the Indemnification described above, liabilities for which indemnification is not provided under the By-Laws. The Company will pay an allocable portion of the insurance premium paid by Merrill Lynch with respect to such insurance policies.

NEW YORK BUSINESS CORPORATION LAW

     In addition, Sections 722, 723, and 724 of the New York Business Corporation Law generally provide that a corporation has the power (and in some instances the obligation) to indemnify a director or officer of the corporation, or a person serving at the request of the corporation as a director or officer of another corporation or other enterprise against any judgments, amounts paid in settlement, and reasonably incurred expenses in a civil or criminal action or proceeding if the director or officer acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation (or, in the case of a criminal action or proceeding, if he or she in addition had no reasonable cause to believe that his or her conduct was unlawful).

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION PURSUANT TO SECTION 26(E)

     ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:
     The facing sheet.

     The Prospectus consisting of 89 pages.

     Undertaking to file reports.
     Rule 484 Undertaking.
     Representation Pursuant to Section 26(e).
     The signatures.
     Written Consents of the Following Persons:
        (a) Barry G. Skolnick, Esq.
        (b) Joseph E. Crowne, Jr., F.S.A.

        (c) Sutherland, Asbill & Brennan LLP

        (d) Deloitte & Touche LLP, Independent Auditors
     The following exhibits:


 1.A.  (1)              Resolution of the Board of Directors of ML Life Insurance
                        Company of New York establishing the Separate Account
                        (Incorporated by Reference to Registrant's Post- Effective
                        Amendment No. 8 to Form S-6 Registration No. 33-61672 Filed
                        April 29, 1997)
       (2)              Not applicable
       (3) (a)          Distribution Agreement between ML Life Insurance Company of
                        New York and Merrill Lynch, Pierce, Fenner & Smith
                        Incorporated (Incorporated by Reference to Registrant's
                        Post-Effective Amendment No. 8 to Form S-6 Registration No.
                        33-61672 Filed April 29, 1997)
           (b)          Amended Sales Agreement between ML Life Insurance Company of
                        New York and Merrill Lynch Life Agency Inc. (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 8 to
                        Form S-6 Registration No. 33-61672 Filed April 29, 1997)
           (c)          Schedules of Sales Commissions (Incorporated by Reference to
                        Registrant's Post-Effective Amendment No. 8 to Form S-6
                        Registration No. 33-61672 Filed April 29, 1997)
       (4)              Not applicable
       (5) (a) (1)      Flexible Premium Joint and Last Survivor Variable Universal
                        Life Insurance Policy (Incorporated by Reference to
                        Registrant's Post-Effective Amendment No. 7 to Form S-6
                        Registration No. 33-61670 Filed April 30, 1997)
           (b) (1)      Backdating Endorsement (Incorporated by Reference to
                        Registrant's Post-Effective Amendment No. 8 to Form S-6
                        Registration No. 33-61672 Filed April 29, 1997)
               (2) (a)  Additional Insurance Rider for Flexible Premium Joint and
                        Last Survivor Variable Universal Life Insurance Policy
                        (Incorporated by Reference to Registrant's Post-Effective
                        Amendment No. 7 to Form S-6 Registration No. 33-61670 Filed
                        April 30, 1997)
               (3) (a)  Policy Split Rider for Flexible Premium Joint and Last
                        Survivor Variable Universal Life Insurance Policy
                        (Incorporated by Reference to Registrant's Post-Effective
                        Amendment No. 7 to Form S-6 Registration No. 33-61670 Filed
                        April 30, 1997)
       (6) (a)          Charter of ML Life Insurance Company of New York
                        (Incorporated by Reference to Registrant's Post-Effective
                        Amendment No. 8 to Form S-6 Registration No. 33-61672 Filed
                        April 29, 1997)
           (b)          By-Laws of ML Life Insurance Company of New York
                        (Incorporated by Reference to Registrant's Post-Effective
                        Amendment No. 8 to Form S-6 Registration No. 33-61672 Filed
                        April 29, 1997)
       (7)              Not applicable
       (8) (a)          Agreement between ML Life Insurance Company of New York and
                        Merrill Lynch Funds Distributor, Inc. (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 8 to
                        Form S-6 Registration No. 33-61672 Filed April 29, 1997)

           (b)          Agreement between ML Life Insurance Company of New York and
                        Merrill Lynch, Pierce, Fenner & Smith Incorporated
                        (Incorporated by Reference to Registrant's Post-Effective
                        Amendment No. 8 to Form S-6 Registration No. 33-61672 Filed
                        April 29, 1997)
           (c)          Participation Agreement among Merrill Lynch Life Insurance
                        Company, ML Life Insurance Company of New York and Monarch
                        Life Insurance Company (Incorporated by Reference to
                        Registrant's Post-Effective Amendment No. 3 to Form S-6
                        Registration No. 33-61670 Filed April 27, 1994)
           (d)          Management Agreement between Royal Tandem Life Insurance
                        Company and Merrill Lynch Asset Management, Inc.
                        (Incorporated by Reference to Registrant's Post-Effective
                        Amendment No. 8 to Form S-6 Registration No. 33-61672 Filed
                        April 29, 1997)
           (e)          Form of Participation Agreement Among ML Life Insurance
                        Company of New York, Alliance Capital Management L.P., and
                        Alliance Fund Distributors, Inc. (Incorporated by Reference
                        to ML Life of New York Variable Annuity Separate Account A's
                        Post-Effective Amendment No. 10 to Form N-4 Registration No.
                        33-43654 Filed December 9, 1996)
           (f)          Form of Participation Agreement Among MFS Variable Insurance
                        Trust, ML Life Insurance Company of New York, and
                        Massachusetts Financial Services Company (Incorporated by
                        Reference to ML Life of New York Variable Annuity Separate
                        Account A's Post-Effective Amendment No. 10 to Form N-4
                        Registration No. 33-43654 Filed December 9, 1996)
           (g)          Participation Agreement By and Among AIM Variable Insurance
                        Funds, Inc., AIM Distributors, Inc., and ML Life Insurance
                        Company of New York (Incorporated by Reference to ML Life of
                        New York Variable Annuity Separate Account A's
                        Post-Effective Amendment No. 11 to Form N-4 Registration No.
                        33-43654 Filed April 24, 1997)
       (9) (a)          Service Agreement between Tandem Financial Group, Inc. and
                        Royal Tandem Life Insurance Company (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 8 to
                        Form S-6 Registration No. 33-61672 Filed April 29, 1997)
           (b)          Service Agreement between ML Life Insurance Company of New
                        York and Merrill Lynch Life Insurance Company (Incorporated
                        by Reference to Registrant's Post-Effective Amendment No. 8
                        to Form S-6 Registration No. 33-61672 Filed April 29, 1997)
      (10) (a)          Variable Life Insurance Application (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 8 to
                        Form S-6 Registration No. 33-61672 Filed April 29, 1997)
           (b)          Application for Reinstatement (Incorporated by Reference to
                        Registrant's Post-Effective Amendment No. 8 to Form S-6
                        Registration No. 33-61672 Filed April 29, 1997)
      (11) (a)          Memorandum describing ML Life Insurance Company of New
                        York's Issuance, Transfer and Redemption Procedures
                        (Incorporated by Reference to Registrant's Post-Effective
                        Amendment No. 2 to Form S-6 Registration No. 33-61670 Filed
                        March 1, 1994)
      (11) (b)          Supplement to Memorandum describing ML Life Insurance
                        Company of New York's Issuance, Transfer and Redemption
                        Procedures (Incorporated by Reference to Registrant's
                        Post-Effective Amendment No. 8 to Form S-6 Registration No.
                        33-61672 Filed April 29, 1997)
 2.        See Exhibit 1.A.(5)
 3.        Opinion and Consent of Barry G. Skolnick, Esq. as to the legality of the securities being registered (Incorporated by Reference to Registrant's
           Post-Effective Amendment No. 5 to Form S-6 Registration No. 33-61670
           Filed April 26, 1996)
 4.        Not applicable
 5.        Not applicable

 6.        Opinion and Consent of Joseph E. Crowne, Jr., F.S.A. as to actuarial matters pertaining to the securities being registered
 7.        (a)          Power of Attorney of Frederick J.C. Butler (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 2 to
                        Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (b)          Power of Attorney of Michael P. Cogswell (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 2 to
                        Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (c)          Power of Attorney of Sandra K. Cox (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 2 to
                        Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (d)          Power of Attorney of Joseph E. Crowne, Jr. (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 2 to
                        Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (e)          Power of Attorney of David E. Dunford (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 2 to
                        Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (f)          Power of Attorney of Francis X. Ervin, Jr. (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 2 to
                        Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (g)          Power of Attorney of Gail R. Farkas (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 2 to
                        Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (h)          Power of Attorney of John C.R. Hele (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 2 to
                        Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (i)          Power of Attorney of Robert L. Israeloff (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 2 to
                        Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (j)          Power of Attorney of Allen N. Jones (Incorporated by
                        Reference to ML Life of New York Variable Annuity Separate
                        Account A's Post-Effective Amendment No. 11 to Form N-4
                        Registration No. 33-43654 Filed April 24, 1997)
           (k)          Power of Attorney of Cynthia L. Kahn (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 2 to
                        Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (l)          Power of Attorney of Robert A. King (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 2 to
                        Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (m)          Power of Attorney of Stanley C. Peterson (Incorporated by
                        Reference to ML Life Insurance Company of New York's
                        Registration Statement on Form S-1 Registration No.
                        333-48983 Filed March 31, 1998)
           (n)          Power of Attorney of Irving M. Pollack (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 2 to
                        Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (o)          Power of Attorney of Barry G. Skolnick (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 2 to
                        Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (p)          Power of Attorney of Anthony J. Vespa (Incorporated by
                        Reference to Registrant's Post-Effective Amendment No. 2 to
                        Form S-6 Registration No. 33-61670 Filed March 1, 1994)
 8.        (a)          Written Consent of Barry G. Skolnick, Esq.
           (b)          Written Consent of Joseph E. Crowne, Jr., F.S.A. (See
                        Exhibit 6)
           (c)          Written Consent of Sutherland, Asbill & Brennan LLP
           (d)          Written Consent of Deloitte & Touche LLP, Independent
                        Auditors

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, ML of New York Variable Life Separate Account II, hereby certifies that this Post-Effective Amendment No. 7 meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Plainsboro and the State of New Jersey, on the 22nd day of April 1998.


                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
                                  (Registrant)

                   By: ML LIFE INSURANCE COMPANY OF NEW YORK
                                  (Depositor)

Attest:  /s/ EDWARD W. DIFFIN, JR.                   By:  /s/ BARRY G. SKOLNICK
         ------------------------------------------       ------------------------------------------
         Edward W. Diffin, Jr.                            Barry G. Skolnick
         Vice President                                   Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 22, 1998.


                   SIGNATURE                                                TITLE
                   ---------                                                -----

*                                                      Chairman of the Board, President, and Chief
------------------------------------------------       Executive Officer
Anthony J. Vespa

*                                                      Director, Senior Vice President, Chief Financial
------------------------------------------------       Officer, Chief Actuary, and Treasurer
Joseph E. Crowne, Jr.

*                                                      Director, Senior Vice President, and Chief
------------------------------------------------       Investment Officer
David M. Dunford

*                                                      Director and Senior Vice President
------------------------------------------------
Gail R. Farkas

*                                                      Director, Vice President and Senior Counsel
------------------------------------------------
Michael P. Cogswell

                   SIGNATURE                                                TITLE
                   ---------                                                -----
*                                                      Director
------------------------------------------------
Frederick J.C. Butler

*                                                      Director
------------------------------------------------
Robert L. Israeloff

*                                                      Director
------------------------------------------------
Allen N. Jones

*                                                      Director
------------------------------------------------
Cynthia L. Kahn

*                                                      Director
------------------------------------------------
Robert A. King

*                                                      Director
------------------------------------------------
Stanley C. Peterson

*                                                      Director
------------------------------------------------
Irving M. Pollack

           *By: /s/ BARRY G. SKOLNICK                  In his own capacity as Director, Senior Vice
   ------------------------------------------          President, General Counsel, Secretary and as
               Barry G. Skolnick                       Attorney-In-Fact

                                 EXHIBIT INDEX


 6.                  Opinion and Consent of Joseph E. Crowne, F.S.A. as to
                     actuarial matters pertaining to the securities being
                     registered
 8.(a)               Written Consent of Barry G. Skolnick, Esq.
 8.(c)               Written Consent of Sutherland, Asbill & Brennan LLP
 8.(d)               Written Consent of Deloitte & Touche LLP, Independent
                     Auditors